UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2021

Date of reporting period:  February 28, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report  |  February 28, 2021

Performance Trust Strategic Bond Fund
(Symbols: PTIAX, PTAOX, PTCOX),

Performance Trust Municipal Bond Fund
(Symbols: PTIMX, PTRMX) and

Performance Trust Credit Fund
(Symbol: PTCRX)

© 2021 PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Institutional Class of Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual
Management Discussion and Analysis
_______________________________________________________________________________________________

For the six-month period ended February 28, 2021, the Institutional Class of Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of 1.54%, assuming all dividends were reinvested into the Fund. The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) returned -1.55% over the same time period, and the Morningstar Multisector U.S. Bond category returned 3.74%.

Interest rates rose significantly during the period with Treasury yield increases accelerating during the final two months in January and February. The Treasury selloff largely impacted the long end of the curve with 10-year Treasuries up 70 basis points (0.70%) while 2-year Treasuries were essentially unchanged.  The rise in interest rates coincided with a strong performance in equity markets and significantly tighter credit spreads as risk markets continued to rebound from the COVID-19 induced volatility during the first half of 2020.

The graph below shows the Treasury yield curve at the beginning of the period.

Breaking down the performance within the Fund, our structured credit sectors were the best performing asset classes.  Non-Agency Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Collateralized Loan Obligations (CLOs) produced the bulk of the total returns during the period. These sectors tend to have less interest rate sensitivity and also benefited from credit spread tightening as the fundamental economic outlook brightened and financial markets stabilized.

Our other large allocations, Tax-Exempt Municipal and Taxable Municipal bonds, were relatively unchanged during the period.  While we typically do not get excited when our sectors are flat, we are extremely pleased that these sectors, which carry the most interest rate sensitivity within the portfolio, were able to withstand a 70 basis points move higher in interest rates. This was made possible by substantial spread tightening that helped to offset the rate move.

The combination of Municipal bonds outperforming other long duration sectors within the Index and strong total returns from our structured credit sectors resulted in significant outperformance relative to the Index.

The Fund reduced its allocation to structured credit over the period by approximately 4%. The allocation to RMBS decreased due to both the natural amortization of the securities, which was magnified due to historically low mortgage rates and thus faster prepayments, and relatively attractive opportunities in other sectors. The Fund increased allocations to CLOs relative to CMBS as we saw attractive valuations during the period and, as uncapped floating rate securities, CLOs offer a defensive low-duration alternative in a low rate environment.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

After building a substantial allocation to Tax-Exempt Municipals early in 2020, we largely maintained that allocation during the first half of the period but began to reduce exposure in favor of Taxable Municipals in the latter half.  At the beginning of the period, Tax-Exempt Municipal valuations relative to taxable alternatives were historically attractive in our opinion.  By the end of the period, valuations were more in line with what we consider to be normal levels.

SECTOR		8/31/2020		2/28/2021
Non-Agency RMBS		17.43%		14.78%
CLOs		8.37%		9.15%
CMBS		23.24%		21.85%
ABS		1.65%		0.65%
Sub-total Structured Credit	50.69%		46.42%
Cash		1.57%		4.08%
Corporate		5.90%		6.45%
Taxable Muni		14.68%		18.75%
Tax-Exempt Muni		27.13%		23.87%
Other		0.02%		0.43%

Looking Forward
When interest rate moves are as pronounced and rapid as what we saw during the period, it often takes the market time to adjust.  Not only are rates higher, yield curves are steeper.  Guided by our methodology, we will steer the more interest rate sensitive portion of the portfolio into those sectors that offer the best total returns across a spectrum of potential interest rate environments.  We believe Taxable Municipals, IG corporates, and AAA-rated CMBS will likely be favored somewhat relative to Tax-Exempt Municipals unless the relative value landscape changes meaningfully. We will also continue to prudently add higher yielding structured credit and corporate securities that are not exposed, in our opinion, to excessive credit risk or structural leverage.

Institutional Class of Performance Trust Municipal Bond Fund (PTIMX) Semi-Annual
Management Discussion of Fund Performance
_______________________________________________________________________________________________

Over the six month period ended February, 28, 2021, Performance Trust Municipal Bond Fund – Institutional Class (“PTIMX” or the “Fund”) returned 0.88%, modestly outperforming the Bloomberg Barclays Municipal Bond Index (“Index”) return of 0.86%. Municipal bond rates increased by approximately 0.25% over the period.  PTIMX was able to deliver healthy returns despite having a higher sensitivity than the Index to rising interest rates.  PTIMX’s returns can be attributed to its 18% exposure to below investment grade securities, which experienced healthy spread tightening over the six month period.  Additionally, PTIMX’s preference for 5% coupons helped insulate the portfolio against spread widening on investment grade securities, especially those securities at risk of extension due to rising rates.  Finally, PTIMX was well positioned in the steepest areas of the yield curve to take advantage of “rolling the yield curve” as the calendar changed from 2020 to 2021.  However, returns were tempered by PTIMX’s nearly 9% exposure to taxable bonds, which underperformed tax-exempt bonds over the period.

Over the past six months, markets continued to heal from pandemic related issues.  State revenue recovered to levels that showed year-over-year revenue growth as little changed, despite draconian predictions from municipal officials when the pandemic first began.  Additionally, multiple rounds of stimulus mixed with loose monetary policy bolstered municipal credit across various sectors.  Improving credit quality caused municipal bonds to tighten, benefiting PTIMX’s high yield position.  Based on pre-pandemic spreads, we believe there is still room for more spread tightening in municipal high yield sectors.  Municipal markets also benefited from healthy inflows of $50.47 billion into mutual funds over the period; PTIMX assets rose by 35% over the same time.  Additionally, low new issue supply in January and February, known as the “January Effect,” added to positive market dynamics. However, as economies continue to reopen due to vaccine roll outs and stimulus measures take hold, many investors are projecting unprecedented growth and potentially a spike in inflation.  Higher inflation expectations (five year break even yields rose by approximately 0.75% during the six months) caused municipal rates to follow Treasury rates higher.

PTIMX continued to add risk as rates rose in February by selling shorter securities to buy longer securities.  While we don’t speculate on the direction or magnitude of rate changes, when rates rise by some amount, we know we are that much closer to peak levels of rates (0.25% in this case).  When rates do hit their peak and/or reverse directions, we want to be well positioned to take advantage of the reversal.  PTIMX has pursued this strategy successfully in the past (time periods include weak 2013 returns, followed by strong 2014 returns; weak 2nd quarter 2015 returns, followed by strong returns through the first half of 2016; weak 4th quarter 2016 returns, followed by strong 2017 returns; weak 2018 returns, followed by strong 2019 returns; finally, weak returns in March and April of 2020, followed by strong returns in the second half 2020).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

Additionally, taxable bonds underperformed municipal bonds during the period, as 10-year Treasury rates rose by 0.74%, compared to municipal bond rate increases of 0.25%.  We increased our taxable position from 6.6% to roughly 8.9% as tax-exempt bonds continued to outperform over the period.

As we look ahead, we expect many of our portfolio strategies to remain consistent: extending into higher rates (shortening into lower rates), adding taxable exposure as justified, taking advantage of wider pre-pandemic spreads in the high yield sector, focus on higher coupons to mitigate extension risk, and position ourselves on the 20-25 year portion of the yield curve to take advantage of return that occurs over the course of a medium term horizon.  As we enter a more challenging rate environment, we continue to stress the importance of a target horizon.  Our Shape Management process evaluates total return outcomes over various interest rate scenarios.  Shape Management also emphasizes forms of return that require the passage of time, such as, income, spread widening, and rolling the yield curve.  This methodology provides a stable, systematic approach even when markets become volatile.

Institutional Class of Performance Trust Credit Fund (PTCRX) Semi-Annual
Management Discussion and Analysis
_______________________________________________________________________________________________

For the two-month period ended February 28, 2021, the Institutional Class of Performance Trust Credit Fund (“PTCRX” or the “Fund”) posted a return of -0.23%, assuming all dividends were reinvested into the Fund. The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) returned -2.15% over the same time, and the Morningstar Multisector U.S. Bond category returned -0.10%.

Interest rates rose significantly during the period. The Treasury selloff largely impacted the long end of the curve with 10-year Treasuries up 49 basis points (0.49%) while 2-year Treasuries were essentially unchanged.  The rise in interest rates coincided with a strong performance in equity markets and significantly tighter credit spreads as risk markets continued to rebound from the COVID-19 induced volatility during 2020.

The graph below shows the Treasury yield curve at the beginning of the period.

Commercial Mortgage Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs) were the best performing sectors during the period, delivering positive total returns. CMBS benefited from spread tightening and CLOs benefited from strong carry and, as uncapped floating rate securities, were relatively unimpacted by the large interest rate moves. Non-Agency Residential Mortgage Backed Securities (RMBS), Tax-Exempt Municipals, and Taxable Municipals were relatively unchanged as spread tightening largely offset the impact of higher rates.  Investment Grade Corporates (IG Corporates), Intermediate Treasuries, and High Yield Corporates (HY Corporates) detracted from performance during the period primarily because of interest rate moves.

The combination of strong total returns from our structured credit sectors, resilience to interest rate moves in our Municipal sectors, and lower weightings to Treasuries and IG Corporates compared to the Index resulted in significant outperformance of the Index.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

The Fund was positioned as follows at the end of the period:

SECTOR		2/28/2021
Non-Agency RMBS		15.7%
CLOs		21.3%
Non-Agency CMBS		10.6%
Agency CMBS		5.0%
Sub-total Structured Credit	52.60%
Cash		6.4%
IG Corporate		12.5%
HY Corporate		10.0%
Taxable Muni		12.9%
Tax-Exempt Muni		5.6%

We believe it is important to maintain a portfolio that is diversified across sectors and to allocate to complementary asset classes. The structured credit portion of the portfolio is designed to offer reasonable total return potential and less sensitivity to interest rates.  These sectors currently carry the lowest durations in the portfolio.  Exposure in the IG Corporate, HY Corporate, and Municipal sectors also offer attractive total returns, in our opinion, but generally carry higher durations. We consider these sectors the most efficient way for the Fund to take exposure to interest rate risk.

The Fund ended the period with approximately half of its exposure in investment grade bonds and the other half in non-investment grade.  When allocating to non-investment grade securities, we attempt to do so prudently.  We seek securities that offer a balance of risk and reward.

Looking Forward
We will strive to maintain a Fund that is diversified across sectors. Shifts in sector allocations will be driven by changes in the relative value landscape and as opportunities arise. We will attempt to add securities within each sector that offer the most attractive balance of total return potential, interest rate risk, and credit risk. With all-in yields and spreads relatively low by historical standards, we anticipate maintaining a somewhat conservative credit risk posture and will attempt to be quite selective when adding credit risk, especially non-investment grade credit risk.

Mutual fund investing involves risk; principal loss is possible. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Past performance is not indicative of future returns. The views in this report were those of the Funds’ Managers as of February 28, 2021 and may not reflect the views of the Funds’ Managers on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund – Institutional Class (Unaudited)

Total Return vs. Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2021 (Unaudited)

					ANNUALIZED
	ONE	THREE	FIVE	TEN	SINCE INCEPTION
	YEAR	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic
Bond Fund – Institutional Class	1.19%	5.03%	5.05%	5.60%	6.08%
Bloomberg Barclays U.S. Aggregate Bond Index	1.38%	5.32%	3.55%	3.58%	3.32%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for Institutional Class shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Institutional Class shares is 0.79% per the prospectus dated December 29, 2020. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTAOX)

Performance Trust Strategic Bond Fund – Class A (Unaudited)

Total Return vs. Bloomberg Barclays U.S. Aggregate Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 28, 2021 (Unaudited)

		ANNUALIZED
	ONE	SINCE INCEPTION
	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class A (with sales charge)	-1.32%	4.31%
Performance Trust Strategic Bond Fund – Class A (without sales charge)	0.94%	5.42%
Bloomberg Barclays U.S. Aggregate Bond Index	1.38%	6.36%

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class A shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class A shares is 1.04% per the prospectus dated December 29, 2020. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTCOX)

Performance Trust Strategic Bond Fund – Class C (Unaudited)

Total Return vs. Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2021 (Unaudited)

		ANNUALIZED
	ONE	SINCE INCEPTION
	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class C	0.18%	4.62%
Bloomberg Barclays U.S. Aggregate Bond Index	1.38%	6.36%

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class C shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class C shares is 1.79% per the prospectus dated December 29, 2020. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX, PTAOX, PTCOX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)

As of February 28, 2021

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)

Total Return vs. Bloomberg Barclays Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2021 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(JUNE 30, 2011)
Performance Trust Municipal Bond Fund – Institutional Class	0.30%	5.33%	3.83%	5.61%
Bloomberg Barclays Municipal Bond Index	1.06%	4.83%	3.43%	4.22%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on June 30, 2011, the inception date for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective at least through December 29, 2021. The expense ratio for Institutional Class shares is 0.56% per the prospectus dated December 29, 2020. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Class A (Unaudited)

Total Return vs. Bloomberg Barclays Municipal Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 28, 2021 (Unaudited)
				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Class A
(with sales charge)	-2.19%	4.27%	3.11%	3.71%
Performance Trust Municipal Bond Fund – Class A
(without sales charge)	0.06%	5.07%	3.58%	3.99%
Bloomberg Barclays Municipal Bond Index	1.06%	4.83%	3.43%	3.41%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Class A shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective at least through December 29, 2021.  The expense ratio for Class A shares is 0.81% per the prospectus dated December 29, 2020. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)

As of February 28, 2021

*    For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST CREDIT FUND (PTCRX)

Performance Trust Credit Fund – Institutional Class (Unaudited)

Total Return vs. Bloomberg Barclays U.S. Aggregate Bond Index

Total Returns—For the Periods Ended February 28, 2021 (Unaudited)

ANNUALIZED
SINCE INCEPTION
(DECEMBER 31, 2020)(1)
Performance Trust Credit Fund – Institutional Class	-0.23%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.15%

(1)	The Performance Trust Credit Fund (the “Fund”) commenced investment operations on January 4, 2021.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on December 31, 2020, the inception date for Institutional Class shares of the Performance Trust Credit Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation expenses) do not exceed 0.80% of the average daily net assets of the Fund. This agreement is effective at least through December 31, 2023.

The net expense ratio for Institutional Class shares is 0.99% per the prospectus dated January 1, 2021. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND (PTCRX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)

As of February 28, 2021

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Assets
Investments, at value (cost $5,361,598,850,
$720,521,877 and $10,382,666, respectively)	$5,390,303,121	$741,751,374	$10,314,833
Cash	486,809	—	8
Dividend and interest receivable	39,905,498	6,672,207	73,790
Receivable for investments sold	26,984,842	6,719,936	—
Receivable for Fund shares sold	39,902,696	3,511,190	1,185,019
Receivable from Advisor	—	—	11,563
Other assets	124,996	40,036	30,855
Total Assets	5,497,707,962	758,694,743	11,616,068

Liabilities
Payable for investments purchased	126,525,627	22,013,040	974,457
Payable for Fund shares redeemed	8,466,201	509,732	—
Payable to Adviser	1,515,535	124,324	—
Payable to Adviser for prepaid expenses	—	—	8,754
Payable to affiliates	720,410	114,111	18,025
Payable for distribution fees	32,763	10,328	—
Payable for shareholder servicing fees	16,106	—	—
Accrued expenses and other liabilities	403,590	23,108	1,505
Total Liabilities	137,680,232	22,794,643	1,002,741

Net Assets	$5,360,027,730	$735,900,100	$10,613,327

Net Assets Consist Of:
Paid-in capital	$5,331,101,150	$716,185,671	$10,654,239
Total distributable earnings (deficit)	28,926,580	19,714,429	(40,912)
Net Assets	$5,360,027,730	$735,900,100	$10,613,327

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
February 28, 2021 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Strategic Bond Fund, Municipal Bond Fund,
and Credit Fund Shares – Institutional Class
Net assets	$5,279,749,606	$680,499,567	$10,613,327
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	230,653,784	26,810,455	1,066,293
Net asset value, redemption
and offering price per share	$22.89	$25.38	$9.95

Strategic Bond Fund and Municipal
Bond Fund Shares – Class A
Net assets	$31,458,657	$55,400,533	$—
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,374,228	2,181,130	—
Net asset value, redemption
and offering price per share	$22.89	$25.40	$—
Maximum offering price per share
(Net asset value per share divided by 0.9775)(1)	$23.42	$25.98	$—

Strategic Bond Fund Shares – Class C
Net assets	$48,819,467	$—	$—
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,139,639	—	—
Net asset value, redemption
and offering price per share	$22.82	$—	$—

(1)	Reflects a maximum sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES – 0.65%
GLS Auto Receivables Issuer Trust
2020-1A, 2.170%, 02/15/2024 (a)	$4,646,874	$4,694,446
2020-2A, 3.160%, 06/16/2025 (a)	4,500,000	4,729,571

Navient Student Loan Trust
2019-2A, 1.118% (1 Month LIBOR USD + 1.000%),

02/27/2068 (a)(b)	6,930,000	7,086,564

Nelnet Student Loan Trust
2006-1, 0.625% (3 Month LIBOR USD + 0.450%),

08/23/2036 (a)(b)	9,646,552	9,496,122

New Residential Advance
Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,712,556
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,436,562

SoFi Consumer Loan
Program Trust
2019-3, 2.900%, 05/25/2028 (a)	893,550	901,948
2020-1, 2.020%, 01/25/2029 (a)	1,377,811	1,392,451

Westlake Automobile
Receivables Trust
2018-2A, 3.500%, 01/16/2024 (a)	165,161	165,490
TOTAL ASSET BACKED
SECURITIES
(Cost $34,163,893)		34,615,710

COLLATERALIZED LOAN
OBLIGATIONS – 9.03%
Allegany Park CLO Ltd.
2019-1A, 3.924% (3 Month LIBOR USD + 3.700%),

01/20/2033 (a)(b)(c)	5,900,000	5,952,138

AMMC CLO 18 Ltd.
2016-18A, 1.333% (3 Month LIBOR USD + 1.100%),

05/26/2031 (a)(b)(c)	2,736,617	2,741,513

AMMC CLO 20 Ltd.
2017-20A, 1.823% (3 Month LIBOR USD + 1.600%),

04/17/2029 (a)(b)(c)	1,650,000	1,656,034

AMMC CLO 22 Ltd.
2018-22A, 1.668% (3 Month LIBOR USD + 1.450%),

04/25/2031 (a)(b)(c)	9,750,000	9,700,568

Apidos CLO XI
2012-11A, 4.073% (3 Month LIBOR USD + 3.850%),

10/17/2030 (a)(b)(c)	3,200,000	3,215,670

Apidos CLO XII
2013-12A, 5.641% (3 Month LIBOR USD + 5.400%),

04/15/2031 (a)(b)(c)	2,650,000	2,450,179

Apidos CLO XV
2013-15A, 2.074% (3 Month LIBOR USD + 1.850%),

04/20/2031 (a)(b)(c)	5,000,000	4,997,100
2013-15A, 5.924% (3 Month LIBOR USD + 5.700%), 04/20/2031 (a)(b)(c)

	3,000,000	2,904,906

Apidos CLO XX
2015-20A, 1.773% (3 Month LIBOR USD + 1.550%),

07/16/2031 (a)(b)(c)	10,000,000	10,076,680
2015-20A, 2.173% (3 Month LIBOR USD + 1.950%),

07/16/2031 (a)(b)(c)	1,250,000	1,255,796

Apidos CLO XXI
2015-21A, 2.673%
(3 Month LIBOR USD + 2.450%),
07/18/2027 (a)(b)(c)	3,500,000	3,467,527

Apidos CLO XXIII
2015-23A, 1.841%
(3 Month LIBOR USD + 1.600%),
04/15/2033 (a)(b)(c)	6,500,000	6,552,520

Apidos CLO XXIV
2016-24A, 1.874% (3 Month LIBOR USD + 1.650%),

10/20/2030 (a)(b)(c)	3,000,000	3,023,691

Apidos CLO XXIX
2018-29A, 1.768% (3 Month LIBOR USD + 1.550%),

07/25/2030 (a)(b)(c)	4,250,000	4,253,187
2018-29A, 2.118% (3 Month LIBOR USD + 1.900%),

07/25/2030 (a)(b)(c)	7,600,000	7,622,367
2018-29A, 2.968% (3 Month LIBOR USD + 2.750%),

07/25/2030 (a)(b)(c)	6,250,000	6,249,919

Apidos CLO XXVI
2017-26A, 3.923% (3 Month LIBOR USD + 3.700%),

07/18/2029 (a)(b)(c)	4,500,000	4,521,447

Apidos CLO XXVIII
2017-28A, 1.374% (3 Month LIBOR USD + 1.150%),

01/20/2031 (a)(b)(c)	2,000,000	1,986,416

Apidos CLO XXX
XXXA, 2.223% (3 Month LIBOR USD + 2.000%),

10/18/2031 (a)(b)(c)	2,000,000	1,993,966

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Apidos CLO XXXIV
2020-34A, 3.839% (3 Month LIBOR USD + 3.600%),

01/20/2033 (a)(b)(c)	$2,000,000	$2,009,438

Ares XLVI CLO Ltd.
2017-46A, 1.941% (3 Month LIBOR USD + 1.700%),

01/15/2030 (a)(b)(c)	1,436,843	1,422,334
2017-46A, 3.570%, 01/15/2030 (a)(c)
	3,600,000	3,602,365

Ares XLVIII CLO Ltd.
2018-48A, 1.524% (3 Month LIBOR USD + 1.300%),

07/20/2030 (a)(b)(c)	7,000,000	7,003,563

Ares XXVII CLO Ltd.
2013-2A, 2.619% (3 Month LIBOR USD + 2.400%),

07/28/2029 (a)(b)(c)	1,750,000	1,755,572

Ares XXXIR CLO Ltd.
2014-31RA, 1.476% (3 Month LIBOR USD + 1.300%),

05/24/2030 (a)(b)(c)	13,000,000	13,013,169

Bean Creek CLO Ltd.
2015-1A, 1.244% (3 Month LIBOR USD + 1.020%),

04/20/2031 (a)(b)(c)	13,000,000	13,004,550
2015-1A, 1.674% (3 Month LIBOR USD + 1.450%),

04/20/2031 (a)(b)(c)	3,200,000	3,217,149

Betony CLO 2 Ltd.
2018-1A, 2.055% (3 Month LIBOR USD + 1.850%),

04/30/2031 (a)(b)(c)	1,200,000	1,206,174

BlueMountain CLO Ltd.
2018-1A, 1.905% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)

	6,996,770	7,054,438
2014-2A, 1.974% (3 Month LIBOR USD + 1.750%),

10/20/2030 (a)(b)(c)	5,500,000	5,502,211
2013-2A, 1.822% (3 Month LIBOR USD + 1.600%),

10/22/2030 (a)(b)(c)	2,750,000	2,770,237
2018-2A, 1.894% (3 Month LIBOR USD + 1.700%),

08/15/2031 (a)(b)(c)	8,500,000	8,508,925

BlueMountain Fuji US CLO III Ltd.
2017-3A, 1.616% (3 Month LIBOR USD + 1.375%), 01/15/2030 (a)(b)(c)

	6,800,000	6,825,568

Burnham Park CLO Ltd.
2016-1A, 2.374% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)

	5,000,000	5,016,410

Catskill Park CLO Ltd.
2017-1A, 3.924% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)

	1,000,000	1,000,000

Cayuga Park CLO Ltd.
2020-1A, 2.923% (3 Month LIBOR USD + 2.700%), 07/17/2031 (a)(b)(c)

	3,100,000	3,112,115

Chenango Park CLO Ltd.
2018-1A, 1.791% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)(c)

	7,000,000	7,050,841
2018-1A, 2.091% (3 Month LIBOR USD + 1.850%), 04/15/2030 (a)(b)(c)

	5,500,000	5,515,449
2018, 3.241% (3 Month LIBOR USD + 3.000%), 04/15/2030 (a)(b)(c)

	1,000,000	1,002,324

CIFC Funding Ltd.
2017-3A, 2.024% (3 Month LIBOR USD + 1.800%),

07/20/2030 (a)(b)(c)	2,100,000	2,105,966
2018-1A, 1.973% (3 Month LIBOR USD + 1.750%),

04/18/2031 (a)(b)(c)	3,750,000	3,739,346
2013-3RA, 1.198% (3 Month LIBOR USD + 0.980%),

04/24/2031 (a)(b)(c)	12,225,000	12,229,328
2016-1A, 3.024% (3 Month LIBOR USD + 2.800%),

10/21/2031 (a)(b)(c)	5,000,000	5,009,530

Cook Park CLO Ltd.
2018-1A, 1.623% (3 Month LIBOR USD + 1.400%),

04/17/2030 (a)(b)(c)	4,000,000	4,002,060

Dewolf Park CLO Ltd.
2017-1A, 3.391% (3 Month LIBOR USD + 3.150%),

10/15/2030 (a)(b)(c)	925,000	925,000

Dorchester Park CLO Ltd.
2015-1A, 1.124% (3 Month LIBOR USD + 0.900%),

04/20/2028 (a)(b)(c)	3,008,913	3,010,240

Gilbert Park CLO Ltd.
2017-1A, 3.191% (3 Month LIBOR USD + 2.950%),

10/15/2030 (a)(b)(c)	8,475,000	8,488,670

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Goldentree Loan Management
US CLO 2 Ltd.
2017-2A, 4.924% (3 Month LIBOR USD + 4.700%),

11/28/2030 (a)(b)(c)	$1,725,000	$1,631,452
2017-2A, 1.674% (3 Month LIBOR USD + 1.450%),

11/28/2030 (a)(b)(c)	8,750,000	8,758,698

Goldentree Loan Management
US CLO 3 Ltd.
2018-3A, 1.774% (3 Month LIBOR USD + 1.550%),

04/20/2030 (a)(b)(c)	6,030,000	6,036,319
2018-3A, 2.124% (3 Month LIBOR USD + 1.900%),

04/20/2030 (a)(b)(c)	6,300,000	6,317,766

Goldentree Loan Management
US CLO 4 Ltd.
2019-4A, 4.968% (3 Month LIBOR USD + 4.750%),

04/24/2031 (a)(b)(c)	6,200,000	5,955,323

Goldentree Loan Management
US CLO 7 Ltd.
2020-7A, 3.204% (3 Month LIBOR USD + 2.980%),

04/20/2031 (a)(b)(c)	7,000,000	7,022,043

Goldentree Loan Management
US CLO 8 Ltd.
2020-8A, 1.074% (3 Month LIBOR USD + 0.850%),

07/20/2031 (a)(b)(c)	1,000,000	1,000,000
2020-8A, 2.974% (3 Month LIBOR USD + 2.750%),

07/20/2031 (a)(b)(c)	7,000,000	7,021,343

Goldentree Loan
Opportunities X Ltd.
2015-10A, 1.674% (3 Month LIBOR USD + 1.450%),

07/20/2031 (a)(b)(c)	3,250,000	3,266,396

Goldentree Loan
Opportunities XI Ltd.
2015-11A, 2.623% (3 Month LIBOR USD + 2.400%),

01/18/2031 (a)(b)(c)	2,250,000	2,237,279

Golub Capital BDC 3 CLO 1 LLC
2021-1A, 0.000% (3 Month LIBOR USD + 2.800%),

04/15/2033 (a)(b)(c)(d)	7,000,000	7,000,000

Golub Capital Partners
CLO 47M Ltd.
2020-47A, 0.000% (3 Month LIBOR USD + 1.680%),

05/05/2032 (a)(b)(c)(d)	15,000,000	15,034,455

Greenwood Park CLO Ltd.
2018-1A, 5.191% (3 Month LIBOR USD + 4.950%),

04/15/2031 (a)(b)(c)	1,750,000	1,662,463

Grippen Park CLO Ltd.
2017-1A, 1.874% (3 Month LIBOR USD + 1.650%),

01/20/2030 (a)(b)(c)	3,000,000	3,002,637
2017-1A, 3.524% (3 Month LIBOR USD + 3.300%),

01/20/2030 (a)(b)(c)	7,350,000	7,357,504
2017-1A, 5.924% (3 Month LIBOR USD + 5.700%),

01/20/2030 (a)(b)(c)	1,150,000	1,143,514

Jay Park CLO Ltd.
2016-1A, 2.874% (3 Month LIBOR USD + 2.650%),

10/20/2027 (a)(b)(c)	1,124,000	1,119,153

LCM 26 Ltd.
26A, 1.624% (3 Month LIBOR USD + 1.400%),

01/20/2031 (a)(b)(c)	7,900,000	7,899,968
26A, 2.724% (3 Month LIBOR USD + 2.500%),

01/20/2031 (a)(b)(c)	1,000,000	946,713

LCM 29 Ltd.
29A, 4.091% (3 Month LIBOR USD + 3.850%),

04/15/2031 (a)(b)(c)	2,700,000	2,703,359

LCM 30 Ltd.
30A, 7.174% (3 Month LIBOR USD + 6.950%),

04/20/2031 (a)(b)(c)	4,700,000	4,709,550

LCM Loan Income Fund I Income
Note Issuer Ltd.
27A, 1.303% (3 Month LIBOR USD + 1.080%),

07/16/2031 (a)(b)(c)	4,000,000	4,007,072
27A, 2.173% (3 Month LIBOR USD + 1.950%),

07/16/2031 (a)(b)(c)	2,700,000	2,679,764
27A, 3.173% (3 Month LIBOR USD + 2.950%),

07/16/2031 (a)(b)(c)	4,000,000	3,884,100

LCM XIII LP
13A, 4.273% (3 Month LIBOR USD + 4.050%),

07/19/2027 (a)(b)(c)	5,500,000	5,510,093

LCM XIV LP
14A, 1.804% (3 Month LIBOR USD + 1.580%),

07/20/2031 (a)(b)(c)	10,800,000	10,846,062

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

LCM XIV LP (Cont.)
14A, 2.074% (3 Month LIBOR USD + 1.850%),

07/20/2031 (a)(b)(c)	$6,000,000	$6,017,388

LCM XV LP
15A, 3.924% (3 Month LIBOR USD + 3.700%),

07/20/2030 (a)(b)(c)	6,950,000	6,953,524

LCM XVI LP
16A, 1.991% (3 Month LIBOR USD + 1.750%),

10/15/2031 (a)(b)(c)	4,000,000	4,030,920
16A, 2.391% (3 Month LIBOR USD + 2.150%),

10/15/2031 (a)(b)(c)	5,100,000	5,115,254

LCM XVIII LP
19A, 1.991% (3 Month LIBOR USD + 1.750%),

07/15/2027 (a)(b)(c)	2,500,000	2,501,360
19A, 2.941% (3 Month LIBOR USD + 2.700%),

07/15/2027 (a)(b)(c)	4,000,000	4,013,620
18A, 6.174% (3 Month LIBOR USD + 5.950%),

04/20/2031 (a)(b)(c)	1,800,000	1,684,136

LCM XXII Ltd.
22A, 1.674% (3 Month LIBOR USD + 1.450%),

10/20/2028 (a)(b)(c)	5,000,000	5,010,095
22A, 3.024% (3 Month LIBOR USD + 2.800%),

10/20/2028 (a)(b)(c)	2,000,000	1,920,750

LCM XXIV Ltd.
24A, 2.474% (3 Month LIBOR USD + 2.250%),

03/20/2030 (a)(b)(c)	3,125,000	3,125,000

Long Point Park CLO Ltd.
2017-1A, 1.598% (3 Month LIBOR USD + 1.375%),

01/17/2030 (a)(b)(c)	11,750,000	11,758,766
2017-1A, 2.623% (3 Month LIBOR USD + 2.400%),

01/17/2030 (a)(b)(c)	4,000,000	3,988,460

Magnetite VIII Ltd.
2014-8A, 3.141% (3 Month LIBOR USD + 2.900%),

04/15/2031 (a)(b)(c)	3,900,000	3,904,134

Magnetite XV Ltd.
2015-15A, 2.968% (3 Month LIBOR USD + 2.750%),

07/25/2031 (a)(b)(c)	2,000,000	1,997,570

Magnetite XXIII Ltd.
2019-23A, 6.968% (3 Month LIBOR USD + 6.750%),

10/25/2032 (a)(b)(c)	2,750,000	2,761,440

Magnetite XXIV Ltd.
2019-24A, 4.041% (3 Month LIBOR USD + 3.800%),

01/15/2033 (a)(b)(c)	1,700,000	1,714,166

Magnetite XXVII Ltd.
2020-27A, 4.224% (3 Month LIBOR USD + 4.000%),

07/20/2033 (a)(b)(c)	2,750,000	2,759,790
2020-27A, 7.704% (3 Month LIBOR USD + 7.480%),

07/20/2033 (a)(b)(c)	5,250,000	5,265,976

Magnetite XXVIII Ltd.
2020-28A, 7.297% (3 Month LIBOR USD + 7.080%),

10/25/2031 (a)(b)(c)	2,000,000	2,005,588

Mountain View CLO XV Ltd.
2019-2A, 2.141% (3 Month LIBOR USD + 1.900%),

01/15/2033 (a)(b)(c)	3,000,000	3,005,055

Neuberger Berman CLO
2017-25A, 1.459% (3 Month LIBOR USD + 1.350%),

10/18/2029 (a)(b)	5,000,000	5,000,000

Niagara Park CLO Ltd.
2019-1A, 6.673% (3 Month LIBOR USD + 6.673%),

07/17/2032 (a)(b)(c)	2,000,000	2,005,954

Octagon Investment
Partners 18 Ltd.
2018-18A, 1.183% (3 Month LIBOR USD + 0.960%),

04/16/2031 (a)(b)(c)	5,000,000	5,005,215

Octagon Investment
Partners 26 Ltd.
2016-1A, 2.041% (3 Month LIBOR USD + 1.800%),

07/15/2030 (a)(b)(c)	6,220,000	6,128,566

OZLM XXIV Ltd.
2019-24A, 1.274% (3 Month LIBOR USD + 1.050%),

07/20/2032 (a)(b)(c)	4,000,000	4,000,000

Reese Park CLO Ltd.
2020-1A, 0.991% (3 Month LIBOR USD + 0.750%),

10/15/2032 (a)(b)(c)	5,000,000	5,004,380
2020-1A, 2.220%, 10/15/2032 (a)(c)
	4,820,000	4,800,783

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Stratus CLO Ltd.
2020-2A, 1.068% (3 Month LIBOR USD + 0.800%),

10/15/2028 (a)(b)(c)	$1,000,000	$1,000,829

Webster Park CLO Ltd.
2015-1A, 1.574% (3 Month LIBOR USD + 1.350%),

07/20/2030 (a)(b)(c)	4,000,000	3,999,984
2015-1A, 2.024% (3 Month LIBOR USD + 1.800%),

07/20/2030 (a)(b)(c)	10,300,000	10,275,918
2015-1A, 3.124% (3 Month LIBOR USD + 2.900%),

07/20/2030 (a)(b)(c)	4,800,000	4,811,477
TOTAL COLLATERALIZED LOAN
OBLIGATIONS (Cost $474,782,720)		484,043,720

CORPORATE BONDS – 6.68%
Administrative and
Support Services – 0.12%

ADT Security Corp.
4.875%, 07/15/2032 (a)	4,750,000	5,035,000

Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	1,043,708

Air Transportation – 0.11%

Southwest Airlines Co.
5.125%, 06/15/2027	5,000,000	5,842,997

Ambulatory Health
Care Services – 0.48%

Ascension Health
3.106%, 11/15/2039	15,000,000	16,100,427

Toledo Hospital
6.015%, 11/15/2048	6,980,000	9,751,072

Beverage and Tobacco
Product Manufacturing – 0.14%

Keurig Dr. Pepper, Inc.
7.450%, 05/01/2038	5,000,000	7,559,969

Computer and Electronic
Product Manufacturing – 0.37%

Apple, Inc.
2.375%, 02/08/2041	10,000,000	9,351,086

Dell International LLC
8.350%, 07/15/2046 (a)	6,800,000	10,326,838

Credit Intermediation and
Related Activities – 3.32%

Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%,

06/01/2028 (b)(c)	3,000,000	3,127,692
5.250% to 06/15/2025
then SOFR + 5.060%,
06/15/2030 (b)(c)	5,000,000	5,339,377

Banner Corp.
5.000% to 06/30/2025 then SOFR + 4.890%, 06/30/2030 (b)
	5,000,000	5,085,946

BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,000,000	2,909,440

ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	5,963,000	8,802,188

First Busey
5.250% to 06/01/2025 then SOFR + 5.110%, 06/01/2030 (b)
	4,000,000	4,285,307

First Citizens BancShares, Inc.
3.375% to 03/15/2025 then SOFR + 2.465%, 03/15/2030 (b)
	7,500,000	7,607,363

First Commonwealth Bank
4.875% to 06/01/2023 then 3 Month LIBOR USD + 1.845%,

06/01/2028 (b)	1,000,000	1,050,593

First Financial Bancorp
5.250% to 05/15/2025 then
SOFR + 5.090%, 05/15/2030 (b)	4,000,000	4,121,844

First Mid Bancshares, Inc.
3.950% to 10/15/2025 then SOFR + 3.830%, 10/15/2030 (b)
	5,000,000	4,958,418

Firstbank Nashville, TN
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)
	5,000,000	5,196,486

Great Southern Bank
5.500% to 06/15/2025 then SOFR + 5.325%, 06/15/2030 (b)
	4,000,000	4,332,767

Heritage Commerce Corp.
5.250% to 06/01/2022 then 3 Month LIBOR USD + 3.365%,

06/01/2027 (b)	3,935,000	3,951,937

Hilltop Holdings, Inc.
6.125% to 05/15/2030 then SOFR + 5.800%, 05/15/2035 (b)
	9,000,000	10,392,746

Independent Bank Group, Inc.
4.000% to 09/15/2025 then SOFR + 3.885%, 09/15/2030 (b)
	6,000,000	6,032,270

MB Financial Bank, NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%,

12/01/2027 (b)	3,000,000	3,108,715

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

NBT Bancorp, Inc.
5.000% to 07/01/2025
then SOFR + 4.850%,
07/01/2030 (b)	$7,500,000	$7,640,875

OceanFirst Financial Corp.
5.250% to 05/15/2025 then
SOFR + 5.095%, 05/15/2030 (b)	5,000,000	5,185,786

OneMain Finance Corp.
5.375%, 11/15/2029	5,553,000	5,872,298

Pacific Continental Corp.
5.875% to 06/30/2021 then
3 Month LIBOR USD + 4.715%,
06/30/2026 (b)	5,000,000	5,026,099

Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then
3 Month LIBOR USD + 2.500%,
05/15/2029 (b)	4,000,000	4,051,702
5.375% to 06/15/2025 then
SOFR + 5.170%, 06/15/2030 (b)	4,000,000	4,218,437

Park National Corp.
4.500% to 09/01/2025 then
SOFR + 4.390%, 09/01/2030 (b)	5,100,000	5,079,131

Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025
then SOFR + 3.260%,
12/30/2030 (a)(b)	4,500,000	4,430,646

Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then
3 Month LIBOR USD + 2.775%,
09/15/2029 (b)	6,000,000	6,014,831

Preferred Bank
6.000% to 06/15/2021 then
3 Month LIBOR USD + 4.673%,
06/15/2026 (b)	4,500,000	4,550,415

Renasant Corp.
4.500% to 09/15/2030 then
SOFR + 4.025%, 09/15/2035 (b)	5,000,000	4,987,557

Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then
3 Month LIBOR USD + 2.620%,
11/15/2029 (b)	4,000,000	4,087,242

Signature Bank
4.125% to 11/01/2024 then
3 Month LIBOR USD + 2.559%,
11/01/2029 (b)	5,000,000	5,165,408

Southside Bancshares, Inc.
3.875% to 11/15/2025
then SOFR + 3.660%,
11/15/2030 (a)(b)	7,000,000	6,929,378

Towne Bank
4.500% to 07/30/2022 then
3 Month LIBOR USD + 2.550%,
07/30/2027 (b)	4,000,000	4,082,703

Trustmark Corp.
3.625% to 12/01/2025 then
SOFR + 3.387%, 12/01/2030 (b)	6,000,000	6,071,395

UMB Financial Corp.
3.700% (5 Year CMT
Rate + 3.437%), 09/17/2030	5,000,000	5,188,310

Western Alliance Bank
5.250% to 06/01/2025 then
SOFR + 5.120%, 06/01/2030 (b)	5,000,000	5,197,889

WSFS Financial Corp.
2.750% to 12/15/2025 then
SOFR + 2.485%, 12/15/2030 (b)	4,000,000	3,967,114

Educational Services – 0.29%

Liberty University, Inc.
3.338%, 03/01/2034	15,000,000	15,356,307

Hospitals – 0.59%

Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,113,636

Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	657,804

CHRISTUS Health
4.341%, 07/01/2028	3,285,000	3,798,590

CommonSpirit Health
3.347%, 10/01/2029	2,235,000	2,404,101
3.817%, 10/01/2049	2,150,000	2,323,216

Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	9,683,994

Memorial Health Services
3.496%, 05/01/2022	575,000	593,689
3.447%, 11/01/2049	9,820,000	10,367,491

Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	1,001,014

Management of Companies
and Enterprises – 0.16%

Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then
3 Month LIBOR USD + 2.050%,
12/15/2027 (b)	3,500,000	3,551,039

First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then
SOFR + 5.180%, 05/15/2030 (b)	5,000,000	5,098,531

Nonmetallic Mineral Product
Manufacturing – 0.02%

Corning, Inc.
5.750%, 08/15/2040	722,000	941,253

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Nursing and Residential
Care Facilities – 0.11%

HumanGood California
Obligated Group
3.000%, 10/01/2028	$5,740,000	$5,851,303

Publishing Industries
(except Internet) – 0.06%

Oracle Corp.
3.850%, 07/15/2036	2,825,000	3,207,791

Real Estate – 0.44%

Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	4,004,630
4.500%, 03/15/2027 (a)	5,000,000	4,950,320

Enterprise Community
Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	5,221,588
4.152%, 11/01/2028	5,000,000	5,163,656

Simon Property Group LP
6.750%, 02/01/2040	2,891,000	4,145,897

Religious, Grantmaking, Civic,
Professional, and Similar
Organizations – 0.13%

Nature Conservancy
1.711%, 07/01/2031	1,250,000	1,200,876
1.811%, 07/01/2032	1,150,000	1,101,062
1.861%, 07/01/2033	1,000,000	953,775

Penn State Health
3.806%, 11/01/2049	3,500,000	3,827,696

Securities, Commodity Contracts,
and Other Financial Investments
and Related Activities – 0.08%

Brookfield Asset Management, Inc.
7.375%, 03/01/2033 (c)	3,000,000	4,335,229

Telecommunications – 0.11%

Embarq Corp.
7.995%, 06/01/2036	5,000,000	5,918,750

Utilities – 0.15%

Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	8,148,993
TOTAL CORPORATE BONDS
(Cost $349,926,052)		357,983,634

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES – 14.58%

Adjustable Rate Mortgage Trust
2005-3, 3.007%, 07/25/2035 (f)	406,591	409,063
2005-10, 2.890%, 01/25/2036 (f)	6,827,878	6,186,321
2006-2, 3.820%, 05/25/2036 (f)	1,197,300	1,173,959

Alternative Loan Trust
2004-28CB, 5.000%,
01/25/2020 (g)	127,195	127,401
2006-J3, 5.750%, 05/25/2026	590,244	588,093
2004-27CB, 6.000%, 12/25/2034	1,283,721	1,289,065
2004-28CB, 6.000%, 01/25/2035	489,562	497,492
2005-6CB, 5.750%, 04/25/2035	2,729,340	2,693,174
2005-6CB, 7.500%, 04/25/2035	320,042	320,564
2005-13CB, 0.618%
(1 Month LIBOR USD + 0.500%),
05/25/2035 (b)	1,401,614	1,226,940
2005-9CB, 0.618%
(1 Month LIBOR USD + 0.500%),
05/25/2035 (b)	3,129,759	2,860,409
2005-9CB, 6.000%, 05/25/2035	8,375,634	5,940,929
2005-21CB, 5.250%, 06/25/2035	3,878,563	3,615,583
2005-21CB, 6.000%, 06/25/2035	2,340,634	2,256,863
2005-J6, 0.618% (1 Month LIBOR USD + 0.500%),

07/25/2035 (b)	4,365,705	3,496,934
2005-20CB, 5.500%, 07/25/2035	1,585,687	1,519,753
2005-43, 3.366%, 09/25/2035 (f)	236,861	229,041
2005-63, 2.920%, 11/25/2035 (f)	1,187,722	1,136,072
2005-54CB, 5.500%, 11/25/2035	731,372	572,388
2005-J13, 5.500%, 11/25/2035	649,694	579,800
2005-65CB, 0.000%, 12/25/2035 (d)(e)
	993,337	555,760
2005-65CB, 5.500%, 01/25/2036	148,568	132,644
2005-75CB, 5.500%, 01/25/2036	1,917,248	1,680,499
2005-73CB, 5.750%, 01/25/2036	435,246	342,921
2005-86CB, 5.500%, 02/25/2036	1,230,052	1,007,815
2005-86CB, 5.500%, 02/25/2036	170,456	139,658
2006-6CB, 5.500%, 05/25/2036	136,868	133,872
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%),

05/25/2036 (b)	662,089	495,654
2006-14CB, 6.000%, 06/25/2036	2,978,516	2,298,912
2006-16CB, 6.000%, 06/25/2036	451,949	354,662
2006-16CB, 6.000%, 06/25/2036	1,257,111	986,503
2006-16CB, 6.000%, 06/25/2036	1,091,672	856,626
2006-19CB, 0.518% (1 Month LIBOR USD + 0.400%),

08/25/2036 (b)	844,234	455,796
2006-24CB, 5.750%, 08/25/2036	5,048,236	4,019,989
2006-24CB, 5.750%, 08/25/2036	3,131,614	2,493,754
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%),

08/25/2036 (b)	1,269,056	1,035,675
2006-19CB, 6.000%, 08/25/2036	176,665	144,124
2006-19CB, 6.000%, 08/25/2036	4,918,780	4,015,591
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%),

08/25/2036 (b)	3,218,926	2,627,187

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Alternative Loan Trust (Cont.)
2006-23CB, 6.000%,
08/25/2036	$954,112	$974,738
2006-23CB, 6.500%, 08/25/2036	6,386,505	3,484,333
2006-J6, 6.000%, 09/25/2036	3,201,144	2,415,265
2006-J6, 6.000%, 09/25/2036	2,376,447	1,793,031
2006-26CB, 6.250%, 09/25/2036	5,969,414	4,258,509
2006-J5, 6.500%, 09/25/2036	12,148,271	9,851,893
2006-32CB, 5.500%, 11/25/2036	210,669	166,904
2006-31CB, 5.750%, 11/25/2036	2,377,284	1,881,522
2006-31CB, 6.000%, 11/25/2036	128,880	104,320
2006-32CB, 6.000%, 11/25/2036	3,258,353	2,710,040
2006-32CB, 6.000%, 11/25/2036	1,068,052	888,321
2006-32CB, 6.000%, 11/25/2036	3,210,868	2,670,546
2006-30T1, 6.500%, 11/25/2036	9,384,264	4,744,091
2006-39CB, 6.000%, 01/25/2037	3,304,574	3,327,240
2006-41CB, 6.000%, 01/25/2037	653,832	518,654
2006-43CB, 6.000%, 02/25/2037	3,848,443	3,075,123
2007-2CB, 5.750%, 03/25/2037	7,391,726	5,759,827
2007-4CB, 5.750%, 04/25/2037	1,716,241	1,706,966
2007-4CB, 5.750%, 04/25/2037	2,281,621	2,269,291
2007-8CB, 5.500%, 05/25/2037	7,499,865	6,019,338
2007-8CB, 6.000%, 05/25/2037	1,013,368	853,380
2007-J2, 6.000%, 07/25/2037	7,953,849	7,908,642
2008-2R, 6.000%, 08/25/2037 (f)	8,335,144	6,409,391
2007-23CB, 6.000%, 09/25/2037	5,185,505	3,985,179
2007-13, 6.000%, 06/25/2047	3,020,568	2,302,782

American Home Mortgage
Investment Trust
2006-2, 6.750%, 06/25/2036 (h)	2,821,104	774,689

Banc of America Alternative
Loan Trust
2005-11, 5.750%, 12/25/2035	1,080,302	1,065,977
2005-11, 5.750%, 12/25/2035	200,148	197,493
2006-9, 0.518% (1 Month LIBOR USD + 0.400%),

01/25/2037 (b)	1,259,288	969,426
2006-9, 6.000%, 01/25/2037	270,527	259,637
2006-4, 6.000%, 05/25/2046	1,264,969	1,258,660
2006-4, 6.500%, 05/25/2046	1,166,003	1,179,271
2006-4, 6.500%, 05/25/2046	1,652,817	1,667,034
2006-5, 6.000%, 06/25/2046	421,631	422,273
2006-6, 6.000%, 07/25/2046	1,554,535	1,505,865

Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	273,978	288,976
2004-1, 6.000%, 02/25/2034	928,460	1,016,742
2004-1, 6.000%, 03/25/2034	5,208,076	5,779,568
2004-B, 2.601%, 11/20/2034 (f)	2,378,754	2,436,197
2007-4, 5.500%, 11/25/2034	450,344	451,230
2005-3, 5.500%, 06/25/2035	124,459	133,235
2014-R3, 2.778%, 06/26/2035 (a)(f)	1,615,478	1,601,697
2014-R3, 3.554%, 06/26/2035 (a)(f)	3,424,684	3,326,044
2005-4, 5.500%, 08/25/2035	47,746	50,809
2005-5, 5.500%, 09/25/2035	325,814	344,020
2005-5, 5.500%, 09/25/2035	2,475,394	2,671,718
2005-7, 5.500%, 11/25/2035	4,951,060	4,990,166
2005-7, 5.750%, 11/25/2035	22,517	23,703
2005-7, 6.000%, 11/25/2035	112,005	116,371
2005-8, 5.750%, 01/25/2036	4,992,698	4,940,271
2006-B, 2.458%, 03/20/2036 (f)	851,432	784,654
2006-F, 3.255%, 07/20/2036 (f)	7,875,208	7,423,179
2006-5, 5.750%, 09/25/2036	520,228	537,559
2006-7, 6.000%, 09/25/2036	715,996	711,732
2006-I, 2.297%, 12/20/2036 (f)	4,219,546	4,258,331
2006-I, 2.297%, 12/20/2036 (f)	733,970	728,113
2006-I, 2.544%, 12/20/2036 (f)	1,022,042	1,062,342
2007-1, 6.189%, 01/25/2037 (h)	1,002,109	1,020,004
2007-2, 0.178% (1 Month LIBOR USD + 0.060%),

03/25/2037 (b)	595,869	480,205
2007-3, 0.548% (1 Month LIBOR USD + 0.430%),

04/25/2037 (b)	1,281,533	1,218,676
2007-6, 0.398% (1 Month LIBOR USD + 0.280%),

07/25/2037 (b)	6,311,334	6,078,585
2007-6, 0.408% (1 Month LIBOR USD + 0.290%),

07/25/2037 (b)	1,441,989	1,389,238
2007-5, 5.500%, 07/25/2037	2,140,321	2,144,933
2010-R3, 6.000%, 09/26/2037 (a)(f)	9,000,831	8,884,195
2006-J, 3.369%, 01/20/2047 (f)	198,694	191,359

Banc of America Mortgage Trust
2005-A, 2.559%, 02/25/2035 (f)	2,470,105	2,560,364
2005-F, 3.078%, 07/25/2035 (f)	1,361,286	1,357,582
2007-1, 6.000%, 03/25/2037	2,831,629	2,815,826
2006-B, 2.532%, 10/20/2046 (f)	1,044,448	1,012,439

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (i)	361,056	278,507

Bear Stearns ALT-A Trust
2006-6, 3.438%, 11/25/2036 (f)	967,128	682,117

Bear Stearns ARM Trust
2004-12, 2.898%, 02/25/2035 (f)	53,491	55,851

Bear Stearns Asset Backed
Securities I Trust
2005-AC5, 1.118% (1 Month LIBOR USD + 1.000%),

08/25/2035 (b)	650,261	492,394
2006-AC4, 0.368% (1 Month LIBOR USD + 0.250%),

07/25/2036 (b)	4,638,953	4,087,241
2006-AC4, 33.583% (1 Month LIBOR USD + 36.250%),

07/25/2036 (b)(e)(i)	1,071,188	1,493,602

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Chase Funding Trust
2004-1, 0.868% (1 Month LIBOR USD + 0.750%),

09/25/2033 (b)	$685,732	$682,846

Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	910,081	916,368
2005-S3, 5.500%, 11/25/2035	8,216,010	7,799,345
2005-A1, 3.047%, 12/25/2035 (f)	1,115,953	1,116,306
2005-A1, 3.047%, 12/25/2035 (f)	1,140,436	1,140,798
2006-S3, 6.000%, 11/25/2036	7,805,993	5,190,179
2006-S4, 6.000%, 12/25/2036	1,162,622	802,903
2006-S4, 6.000%, 12/25/2036	4,402,766	3,040,536
2007-S1, 6.000%, 02/25/2037	4,652,224	2,772,459
2007-S3, 5.750%, 05/25/2037	800,243	557,440
2007-S3, 6.000%, 05/25/2037	2,438,338	1,729,212
2007-A2, 2.993%, 07/25/2037 (f)	1,207,725	1,173,004

ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	441,448	405,000
2006-2, 4.514%, 09/25/2036 (f)	3,422,481	3,408,171
2007-M1, 4.134%, 08/25/2037 (h)	1,925,292	1,859,328

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	32,210	27,597
2003-42, 2.463%, 10/25/2033 (f)	1,207,652	1,230,398
2003-44, 5.000%, 10/25/2033	461,000	483,444
2004-4, 5.500%, 05/25/2034	612,744	623,940
2004-14, 3.141%, 08/25/2034 (f)	3,138,134	3,181,425
2004-21, 4.000%, 11/25/2034	930,096	949,918
2004-24, 5.500%, 12/25/2034	3,180,792	3,215,037
2004-J9, 5.500%, 01/25/2035	711,038	730,752
2004-HYB5, 2.896%, 04/20/2035 (f)	843,019	897,294
2005-HYB2, 3.143%, 05/20/2035 (f)	1,033,308	1,075,219
2005-13, 5.500%, 06/25/2035	2,483,250	2,045,149
2005-J3, 5.500%, 09/25/2035	100,901	100,592
2005-27, 5.500%, 12/25/2035	759,097	538,682
2005-27, 5.500%, 12/25/2035	1,448,328	1,360,400
2005-31, 2.731%, 01/25/2036 (f)	1,523,134	1,459,780
2005-30, 5.500%, 01/25/2036	88,606	75,022
2005-HY10, 2.900%, 02/20/2036 (f)	98,906	88,618
2005-HY10, 3.238%, 02/20/2036 (f)	147,318	128,706
2005-HY10, 3.306%, 02/20/2036 (f)	2,070,122	2,082,881
2006-6, 6.000%, 04/25/2036	749,336	564,583
2006-9, 6.000%, 05/25/2036	1,427,735	1,040,877
2006-J4, 6.250%, 09/25/2036	128,628	84,656
2006-16, 6.500%, 11/25/2036	653,223	405,262
2006-17, 6.000% (1 Month LIBOR USD + 0.550%),

12/25/2036 (b)	3,790,130	2,582,214
2006-17, 6.000%, 12/25/2036	2,802,417	1,934,251
2006-18, 6.000%, 12/25/2036	337,700	267,998
2006-21, 5.750%, 02/25/2037	1,658,376	1,221,056
2006-21, 6.000%, 02/25/2037	3,829,417	2,895,637
2006-21, 6.000%, 02/25/2037	874,342	661,139
2007-1, 6.000%, 03/25/2037	2,742,143	2,159,490
2007-5, 5.500%, 05/25/2037	998,489	744,489
2007-5, 5.750%, 05/25/2037	7,107,766	5,420,824
2007-5, 5.750%, 05/25/2037	738,013	562,855
2007-5, 5.750%, 05/25/2037	2,094,268	1,597,219
2007-10, 6.000%, 07/25/2037	2,311,062	1,698,046
2007-J2, 6.000%, 07/25/2037	3,345,374	1,984,858
2007-J2, 6.000%, 07/25/2037	216,058	128,190
2007-HY5, 3.130%, 09/25/2037 (f)	2,830,203	2,791,690
2007-HY6, 3.196%, 11/25/2037 (f)	414,236	374,629
2007-HY5, 3.457%, 09/25/2047 (f)	8,217,124	7,738,269

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	53,729	45,463
2006-1, 6.000%, 02/25/2036	157,650	164,563
2006-3, 5.750%, 06/25/2036	526,096	533,237
2006-3, 6.250%, 06/25/2036	1,155,278	1,193,388
2006-7, 6.000%, 12/25/2036	3,467,666	3,428,323
2007-3, 5.500%, 04/25/2037	177,756	185,639
2007-3, 6.000%, 04/25/2037	928,988	944,259

Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	40,640	42,466
2004-HYB3, 3.248%, 09/25/2034 (f)	835,980	819,667
2005-WF1, 5.830%, 11/25/2034 (h)	2,742,380	2,874,327
2005-1, 2.472%, 04/25/2035 (f)	516,329	516,577
2005-2, 3.409%, 05/25/2035 (f)	728,888	755,255
2005-5, 6.000%, 08/25/2035	2,689,191	2,711,552
2005-7, 2.658%, 09/25/2035 (f)	633,947	607,120
2005-10, 2.817%, 12/25/2035 (f)	1,567,710	1,275,218
2006-WF1, 4.816%, 03/25/2036 (h)	501,882	323,660
2006-WF1, 5.210%, 03/25/2036 (h)	31,821,350	22,300,915
2006-AR7, 2.946%, 11/25/2036 (f)	2,031,598	1,961,615
2007-AR4, 3.204%, 03/25/2037 (f)	1,795,327	1,794,468

CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	9,199	9,250
2006-A2, 0.718% (1 Month LIBOR USD + 0.600%),

05/25/2036 (b)	599,443	517,919
2006-A4, 6.000%, 09/25/2036	1,345,048	1,316,049
2007-A1, 6.000%, 01/25/2037	2,082,619	2,102,450
2007-A1, 6.000%, 01/25/2037	3,346,946	3,378,816

Credit Suisse First Boston
Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,868,747	1,948,288

CSFB Mortgage-Backed
Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	252,323	252,934
2005-3, 5.500%, 07/25/2035	1,017,883	1,090,379
2005-9, 5.500%, 10/25/2035	730,018	543,705
2005-10, 5.500%, 11/25/2035	526,987	472,748

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CSFB Mortgage-Backed
Pass-Through Certificates (Cont.)
2005-10, 5.500%, 11/25/2035	$2,263,652	$2,030,672
2005-10, 6.000%, 11/25/2035	856,308	355,831

CSMC Mortgage-Backed Trust
2006-CF1, 5.500%,
11/25/2035 (a)(h)	2,565,000	2,608,321
2006-1, 5.500%, 02/25/2036	489,613	489,191
2006-1, 5.500%, 02/25/2036	62,418	63,615
2006-2, 5.750%, 03/25/2036	703,006	593,851
2006-2, 6.000%, 03/25/2036	4,779,159	3,059,331
2006-4, 6.000%, 05/25/2036	645,570	513,729
2006-4, 7.000%, 05/25/2036	562,915	185,963
2011-12R, 2.848%, 07/27/2036 (a)(f)
	1,933,644	1,984,020
2006-7, 6.000%, 08/25/2036	997,326	930,350
2007-2, 5.500%, 03/25/2037	1,769,695	1,382,227
2007-2, 5.750%, 03/25/2037	214,780	177,579
2007-3, 5.500%, 04/25/2037	590,404	586,920
2007-3, 5.500%, 04/25/2037	825,983	821,109
2013-2R, 3.365%, 05/27/2037 (a)(f)	2,440,416	1,834,244

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-1, 0.618% (1 Month LIBOR USD + 0.500%),

02/25/2035 (b)	2,663,142	2,597,633
2005-3, 0.618% (1 Month LIBOR USD + 0.500%),

05/25/2035 (b)	1,826,274	1,708,926
2005-6, 5.500%, 12/25/2035	2,042,546	1,994,180

Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust
2006-AB4, 0.218% (1 Month LIBOR USD + 0.100%),

10/25/2036 (b)	654,351	507,782

DFC HEL Trust
2001-1, 1.757% (1 Month LIBOR USD + 1.650%),

08/15/2031 (b)	1,774,686	1,846,570

Equity One Mortgage
Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (f)	1,142,114	1,179,583
2003-3, 4.750%, 12/25/2033 (f)	1,318,929	1,357,816

Fannie Mae Connecticut
Avenue Securities
2015-C03, 5.130% (1 Month LIBOR USD + 5.000%),

07/25/2025 (b)	3,017,038	3,104,432
2016-C01, 7.068% (1 Month LIBOR USD + 6.950%),

08/25/2028 (b)	2,179,899	2,318,394
2016-C05, 4.568% (1 Month LIBOR USD + 4.450%),

01/25/2029 (b)	2,449,831	2,563,081
2016-C07, 4.468% (1 Month LIBOR USD + 4.350%),

05/25/2029 (b)	2,994,676	3,131,860
2017-C01, 3.668% (1 Month LIBOR USD + 3.550%),

07/25/2029 (b)	3,474,633	3,599,081

First Horizon Alternative
Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (g)	698	—
2006-FA6, 5.750%, 11/25/2021	1,505	1,310
2004-AA6, 2.364%, 01/25/2035 (f)	429,107	439,407
2004-AA7, 2.267%, 02/25/2035 (f)	1,290,306	1,314,469
2005-AA5, 2.505%, 07/25/2035 (f)	2,223,051	2,175,819
2005-AA7, 2.513%, 09/25/2035 (f)	1,929,140	1,893,003
2005-FA8, 5.500%, 11/25/2035	1,677,090	1,294,023
2006-FA1, 5.750%, 04/25/2036	2,275,454	1,555,603
2006-FA1, 6.000%, 04/25/2036	526,662	370,046
2006-FA2, 6.000%, 05/25/2036	2,917,691	2,010,398
2006-FA2, 6.000%, 05/25/2036	1,852,010	1,276,104
2006-FA3, 6.000%, 07/25/2036	7,764,950	5,466,022
2006-FA3, 6.000%, 07/25/2036	1,120,626	788,848
2006-FA6, 6.000%, 11/25/2036	1,188,423	682,974
2006-FA6, 6.250%, 11/25/2036	1,506,399	892,769
2006-FA6, 6.250%, 11/25/2036	7,487,096	5,203,375
2007-AA1, 2.735%, 05/25/2037 (f)	3,600,626	3,062,646
2007-FA4, 6.250%, 08/25/2037	2,311,751	1,544,605

First Horizon Mortgage
Pass-Through Trust
2005-AR3, 3.282%, 08/25/2035 (f)	1,759,280	1,813,825
2006-AR4, 2.837%, 01/25/2037 (f)	3,503,028	2,846,646
2006-4, 5.750%, 02/25/2037	1,714,045	1,224,074
2006-4, 6.000%, 02/25/2037	1,037,915	761,525
2007-AR1, 3.337%, 05/25/2037 (f)	634,228	380,185
2007-AR2, 3.451%, 08/25/2037 (f)	3,690,101	2,411,028

Freddie Mac Structured Agency
Credit Risk Debt Notes
2016-DNA4, 3.918%
(1 Month LIBOR USD + 3.800%),
03/25/2029 (b)	4,741,811	4,948,033

GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (h)	2,050,000	2,015,785
2006-15, 6.192%, 09/25/2036 (h)	2,315,797	968,406
2006-18, 5.682%, 11/25/2036 (h)	1,894,137	720,394
2007-7, 0.478%
(1 Month LIBOR USD + 0.360%),
07/25/2037 (b)	1,669,168	1,642,703

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (g)	$49,254	$49,274
2003-5F, 3.000%, 08/25/2032	1,679,127	1,672,675
2004-15F, 6.000%, 12/25/2034	1,936,466	2,029,974
2005-1F, 6.000%, 01/25/2035	20,849	21,318
2005-AR4, 3.454%, 07/25/2035 (f)	294,064	274,925
2005-6F, 5.250%, 07/25/2035	172,549	177,111
2005-7F, 6.000%, 09/25/2035	26,919	28,096
2005-AR5, 3.439%, 10/25/2035 (f)	415,855	404,042
2005-AR7, 2.879%, 11/25/2035 (f)	439,181	444,749
2006-2F, 5.750%, 02/25/2036	642,644	641,519

HarborView Mortgage Loan Trust
2006-6, 2.811%, 08/19/2036 (f)	3,027,252	3,021,208

Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,820,099	2,905,019
2019-2, 2.703%, 10/19/2039 (a)	3,675,097	3,805,480

HomeBanc Mortgage Trust
2006-1, 3.046%, 04/25/2037 (f)	12,187	12,277

Impac CMB Trust
2005-5, 0.618% (1 Month LIBOR USD + 0.250%),

08/25/2035 (b)	735,378	746,751

Impac Secured Assets
CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,376,725	1,428,282
2004-2, 4.517%, 08/25/2034 (h)	653,636	669,451

IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.066%, 06/25/2037 (f)	459,788	383,697

IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.238%, 03/25/2037 (f)	436,682	425,436

IndyMac INDX Mortgage Loan Trust
2004-AR4, 3.019%, 08/25/2034 (f)	3,351,615	3,412,308
2004-AR11, 2.651%, 12/25/2034 (f)	1,415,743	1,458,936
2005-AR3, 2.897%, 04/25/2035 (f)	1,021,539	1,012,172
2005-AR9, 3.668%, 07/25/2035 (f)	3,767,049	2,930,837
2005-AR23, 2.648%, 11/25/2035 (f)	867,255	841,503
2005-AR23, 3.044%, 11/25/2035 (f)	1,409,695	1,355,840
2005-AR25, 2.967%, 12/25/2035 (f)	2,460,342	2,028,101
2005-AR35, 2.999%, 02/25/2036 (f)	1,445,083	1,384,178
2006-AR3, 3.074%, 03/25/2036 (f)	7,390,786	6,701,498
2006-AR9, 3.221%, 06/25/2036 (f)	1,903,628	1,974,036
2006-AR25, 3.117%, 09/25/2036 (f)	1,798,180	1,686,782
2006-AR25, 3.218%, 09/25/2036 (f)	2,502,983	2,070,275
2006-AR31, 3.165%, 11/25/2036 (f)	5,001,941	5,149,745

Jefferies Resecuritization Trust
2009-R1, 2.896%, 11/26/2035 (a)(f)	1,066,025	1,086,369

JP Morgan Alternative Loan Trust
2006-S4, 5.960%, 12/25/2036 (h)	1,046,401	1,047,409
2008-R4, 6.000%, 12/27/2036 (a)	6,432,657	4,934,254

JP Morgan Acquisition Trust
2007-CH1, 4.815%,
11/25/2036 (h)	2,657,279	2,671,074

JP Morgan Mortgage Trust
2004-A6, 2.709%, 12/25/2034 (f)	192,103	190,865
2005-S3, 5.750%, 01/25/2036	56,849	39,554
2007-A3, 3.347%, 05/25/2037 (f)	4,087,797	3,630,857

JP Morgan Resecuritization Trust
2009-7, 5.338%, 07/27/2037 (a)(f)	244,605	245,900

Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,785,051	1,338,005
2005-2, 5.750%, 12/25/2035	724,152	584,129
2005-3, 0.618% (1 Month LIBOR USD + 0.500%),

01/25/2036 (b)	1,074,491	515,029
2005-3, 4.632% (1 Month LIBOR USD + 4.750%),

01/25/2036 (b)(e)(i)(j)	1,074,491	172,776
2005-3, 5.500%, 01/25/2036	270,069	201,690
2006-1, 5.500%, 02/25/2036	455,138	365,879
2006-3, 6.000%, 07/25/2036	3,908,353	2,791,615
2006-3, 6.000%, 07/25/2036	8,640,694	6,171,780
2007-4, 5.750%, 05/25/2037	1,240,835	941,583
2007-4, 5.750%, 05/25/2037	2,711,225	2,057,360
2007-5, 5.750%, 06/25/2037	2,640,819	2,684,338
2007-5, 6.000%, 06/25/2037	2,586,701	1,203,384
2007-5, 6.000%, 06/25/2037	7,065,058	3,286,803

MASTR Adjustable Rate
Mortgages Trust
2004-4, 2.925%, 05/25/2034 (f)	101,384	100,838
2005-1, 2.636%, 02/25/2035 (f)	160,997	166,574

MASTR Alternative Loan Trust
2003-5, 5.915%, 08/25/2033 (f)	913,190	933,009
2003-7, 6.250%, 11/25/2033	193,896	202,860
2004-6, 5.500%, 07/25/2034	235,257	240,768
2004-6, 6.000%, 07/25/2034	220,187	231,660
2004-11, 6.500%, 10/25/2034	759,487	820,105
2005-2, 5.500%, 03/25/2035	2,000,000	2,256,228
2005-6, 5.500%, 12/25/2035	443,643	403,711
2006-3, 6.500%, 07/25/2036	1,170,560	649,638

MASTR Asset Securitization Trust
2002-NC1, 2.218% (1 Month LIBOR USD + 3.150%),

10/25/2032 (b)	269,740	274,030
2006-1, 0.568% (1 Month LIBOR USD + 0.450%),

05/25/2036 (b)	657,592	135,813
2006-2, 6.000% (1 Month LIBOR USD + 6.000%),

06/25/2036 (b)	1,775,401	1,539,255

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Merrill Lynch Mortgage
Investors Trust
2006-F1, 6.000%, 04/25/2036	$2,625,564	$1,879,155

Merrill Lynch Mortgage
Investors Trust MLCC
2004-D, 0.924% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)
	809,655	792,303
2006-3, 2.247%, 10/25/2036 (f)	691,345	660,880

Merrill Lynch Mortgage
Investors Trust MLMI
2005-A5, 3.554%, 06/25/2035 (f)	429,925	438,379
2005-A7, 3.162%, 09/25/2035 (f)	6,253,916	5,878,606

Morgan Stanley Mortgage
Loan Trust
2005-7, 5.500%, 11/25/2035	1,486,169	1,512,150
2005-7, 5.500%, 11/25/2035	459,703	446,505
2006-2, 5.522%, 02/25/2036 (f)	882,193	674,936
2006-2, 6.500%, 02/25/2036	1,031,821	758,742
2006-11, 6.000%, 08/25/2036	2,283,429	1,545,908
2006-11, 6.000%, 08/25/2036	1,908,326	1,693,682
2007-8XS, 6.000%, 04/25/2037 (f)	1,493,566	751,666
2007-3XS, 5.763%, 01/25/2047 (h)	7,368,906	3,352,124

Morgan Stanley Reremic Trust
2012-R3, 2.620%, 11/26/2036 (a)(f)	1,243,148	1,203,543

MortgageIT Trust
2005-3, 0.718% (1 Month LIBOR USD + 0.600%),

08/25/2035 (b)	8,599,959	8,701,212

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (h)	84,334	86,390
2005-AR3, 5.688%, 07/25/2035 (f)	733,027	761,662
2007-1, 5.669%, 03/25/2047 (h)	1,138,556	1,128,930
2007-1, 5.995%, 03/25/2047 (h)	2,093,600	2,076,753

Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(f)
	7,908,444	7,747,914

Opteum Mortgage Acceptance
Corp. Asset Backed
Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (f)	383,477	390,142

Ownit Mortgage Loan Trust
2005-1, 1.213% (1 Month LIBOR USD + 1.095%),

09/25/2035 (b)	3,258,123	3,266,330
2006-2, 6.133%, 01/25/2037 (h)	346,204	351,257

RAAC Trust
2005-SP1, 0.000%, 09/25/2034 (d)	3,854	3,835

RALI Trust
2006-QA1, 5.331%, 01/25/2036 (f)	351,438	312,944
2006-QS1, 5.750%, 01/25/2036	296,379	295,197
2006-QS6, 6.000%, 06/25/2036	1,185,890	1,141,590
2006-QS6, 6.000%, 06/25/2036	609,115	585,558
2006-QS9, 0.818% (1 Month LIBOR USD + 0.700%),

07/25/2036 (b)	1,998,094	1,454,533
2006-QS13, 6.000%, 09/25/2036	3,270,457	3,101,466
2006-QS17, 0.468% (1 Month LIBOR USD + 0.350%),

12/25/2036 (b)	1,184,767	925,261
2006-QS17, 6.000%, 12/25/2036	469,934	457,982
2007-QS1, 5.750%, 01/25/2037	528,885	499,867
2007-QS1, 6.000%, 01/25/2037	1,641,279	1,573,824
2007-QS6, 6.000%, 04/25/2037	3,728,572	3,627,501
2007-QS9, 6.500%, 07/25/2037	4,134,010	4,061,201
2007-QS10, 6.500%, 09/25/2037	425,835	414,303

RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	226,228	226,305

RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)(f)	4,836,869	3,752,153

Renaissance Home Equity
Loan Trust
2005-1, 5.016%, 05/25/2035 (h)	395,222	406,787

Resecuritization
Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	2,438,786	2,479,899

Residential Asset
Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,391,574	1,405,093
2004-R2, 5.500%, 08/25/2034	2,311,719	2,412,887
2005-A5, 5.500%, 05/25/2035	1,323,648	1,174,771
2005-A11, 4.850%, 10/25/2035	4,046,192	2,524,626
2005-A11, 5.500%, 10/25/2035	323,401	293,469
2005-A11, 6.000%, 10/25/2035	460,564	339,291
2005-A15, 5.750%, 02/25/2036	4,089,232	2,719,321
2006-A5CB, 6.000%, 06/25/2036	2,486,695	1,591,976
2006-A10, 0.768% (1 Month LIBOR USD + 0.650%),

09/25/2036 (b)	11,352,566	2,679,796
2006-A10, 5.732% (1 Month LIBOR USD + 5.850%),

09/25/2036 (b)(e)(i)(j)	11,352,566	3,298,663
2006-A15, 0.718% (1 Month LIBOR USD + 0.600%),

01/25/2037 (b)	17,831,211	4,640,637
2006-A15, 5.532% (1 Month LIBOR USD + 5.650%),

01/25/2037 (b)(e)(i)(j)	17,831,211	4,829,921

RFMSI Trust
2005-SA4, 3.325%, 09/25/2035 (f)	2,091,882	1,610,554
2005-SA4, 3.371%, 09/25/2035 (f)	1,887,218	1,500,316
2005-SA4, 3.380%, 09/25/2035 (f)	781,837	766,425

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

RFMSI Trust (Cont.)
2006-S3, 5.500%, 03/25/2036	$3,261,099	$3,162,101
2006-S4, 6.000%, 04/25/2036	2,826,466	2,741,061
2006-S5, 6.000%, 06/25/2036	295,730	293,458
2006-S5, 6.000%, 06/25/2036	608,775	604,098
2006-S5, 6.000%, 06/25/2036	2,551,237	2,531,637
2006-S5, 6.000%, 06/25/2036	317,074	310,778
2006-S6, 6.000%, 07/25/2036	173,216	172,660
2006-S6, 6.000%, 07/25/2036	891,753	888,891
2006-S7, 6.250%, 08/25/2036	1,557,620	1,557,447
2006-S7, 6.500%, 08/25/2036	931,241	933,588
2006-S9, 5.750%, 09/25/2036	2,066,759	1,992,884
2007-S1, 6.000%, 01/25/2037	683,061	664,171
2007-S7, 6.000%, 07/25/2037	2,212,036	2,137,689

Sequoia Mortgage Trust
2013-4, 1.550%, 04/25/2043 (f)	653,371	654,591

Specialty Underwriting &
Residential Finance Trust
2006-BC2, 3.677%, 02/25/2037 (h)	919,508	499,483

STARM Mortgage Loan Trust
2007-S1, 3.297%, 01/25/2037 (f)	507,193	456,772
2007-1, 2.389%, 02/25/2037 (f)	6,897,057	6,513,247
2007-2, 3.427%, 04/25/2037 (f)	579,775	345,938

Structured Adjustable Rate
Mortgage Loan Trust
2004-18, 2.524%, 12/25/2034 (f)	696,819	706,338
2005-12, 3.080%, 06/25/2035 (f)	855,464	758,142
2005-21, 3.289%, 11/25/2035 (f)	280,189	269,271
2005-21, 3.335%, 11/25/2035 (f)	4,113,678	3,349,016
2006-1, 3.118%, 02/25/2036 (f)	456,855	445,130
2006-1, 3.232%, 02/25/2036 (f)	1,501,532	1,406,254
2006-4, 3.249%, 05/25/2036 (f)	805,531	676,856
2006-12, 3.572%, 01/25/2037 (f)	778,067	718,779
2007-6, 0.308% (1 Month LIBOR USD + 0.190%),

07/25/2037 (b)	6,359,150	6,270,217
2007-9, 1.720% (6 Month LIBOR
USD + 1.500%), 10/25/2037 (b)	1,182,212	1,156,814
2007-5, 0.338% (1 Month LIBOR USD + 0.220%),

06/25/2037 (b)	2,415,735	2,378,597

Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	445,592	465,372

Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,383,697	1,378,604
2005-1F, 6.000%, 12/25/2035	3,195,255	3,196,973
2005-1F, 6.500%, 12/25/2035	3,563,467	3,630,963

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	101,636	34,555

Volt LLC
2021-NPL4, 4.949%,
03/27/2051	1,650,000	1,650,000

WaMu Mortgage Pass-Through
Certificates Trust
2003-S4, 5.633%, 06/25/2033 (f)	2,246,026	2,320,037
2003-AR10, 2.565%, 10/25/2033 (f)
	10,766,573	11,013,621
2004-S2, 6.000%, 06/25/2034	73,570	76,561
2006-AR10, 3.060%, 09/25/2036 (f)
	1,315,215	1,261,113
2006-AR16, 2.722%, 12/25/2036 (f)
	1,344,246	1,326,792
2007-HY5, 3.463%, 05/25/2037 (f)	1,694,513	1,663,383
2007-HY7, 3.157%, 07/25/2037 (f)	273,901	218,216

Washington Mutual Mortgage
Pass-Through Certificates
WMALT Trust
2005-4, 5.500%, 06/25/2035	1,350,375	1,257,098
2005-5, 5.500%, 07/25/2035	1,486,281	1,492,554
2005-6, 5.500%, 08/25/2035	4,115,506	4,076,278
2005-6, 5.500%, 08/25/2035	899,704	891,128
2005-6, 6.500%, 08/25/2035	436,835	435,427
2005-9, 5.500%, 11/25/2035	595,672	583,676
2006-8, 4.241%, 10/25/2036 (h)	2,652,272	1,392,395
2007-HY1, 0.278% (1 Month LIBOR USD + 0.160%),

02/25/2037 (b) 2007-HY2, 3.549%, 04/25/2037 (f)	2,660,568	2,388,345
	1,620,323	1,123,963
2007-OC2, 0.428% (1 Month LIBOR USD + 0.310%),

06/25/2037 (b)	4,041,201	3,952,307
2007-OC1, 0.358% (1 Month LIBOR USD + 0.240%),

01/25/2047 (b)	4,795,712	4,848,629

Wells Fargo Alternative
Loan Trust
2005-1, 5.500%, 02/25/2035	1,027,073	985,147
2005-1, 5.500%, 02/25/2035	785,295	770,270
2007-PA1, 6.000%, 03/25/2037	991,218	991,263
2007-PA6, 3.160%, 12/28/2037 (f)	6,131,076	6,057,546

Wells Fargo Mortgage Backed
Securities Trust
2005-AR14, 3.013%, 08/25/2035 (f)	1,046,857	1,061,902
2006-AR1, 2.876%, 03/25/2036 (f)	2,313,155	2,322,655
2006-AR5, 3.692%, 04/25/2036 (f)	4,571,306	4,608,572
2006-AR19, 2.810%, 12/25/2036 (f)	2,812,065	2,805,896
2007-AR3, 3.585%, 04/25/2037 (f)	1,346,973	1,319,292
TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $815,750,327)		781,550,658

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 14.74%

BANK
2019-BNK16, 0.961%, 02/15/2052 (f)(j)
	$80,609,834	$4,932,991
2019-BNK17, 0.567%, 04/15/2052 (f)(j)
	123,653,000	5,458,031
2019-BNK17, 1.596%, 04/15/2052 (a)(f)(j)
	11,541,000	1,277,876
2019-BNK21, 1.112%,
10/17/2052 (a)(f)(j)	18,699,333	1,525,929
2019-BNK21, 2.808%, 10/17/2052
	11,582,000	12,513,420
2019-BNK23, 0.177%, 12/15/2052 (f)(j)
	238,421,000	3,838,840
2020-BNK29, 0.654%, 11/15/2053 (f)(j)
	132,417,000	7,531,707
2020-BNK30, 2.500%, 12/15/2053 (a)(f)
	3,950,000	3,617,368
2020-BNK30, 2.757%, 12/15/2053 (f)
	2,450,000	2,421,091
2021-BNK31, 1.739%, 02/15/2054
	7,250,000	7,298,530
2018-BNK14, 0.514%, 09/15/2060 (f)(j)
	94,993,569	2,799,290
2018-BNK14, 4.185%, 09/15/2060
	6,500,000	7,409,775
2018-BNK13, 4.193%, 08/15/2061 (f)
	5,500,000	6,191,218
2018-BNK15, 4.285%, 11/15/2061 (f)
	5,000,000	5,725,243
2019-BNK20, 2.933%, 09/15/2062
	2,100,000	2,283,818
2019-BNK24, 0.186%, 11/15/2062 (f)(j)
	174,693,000	3,137,713
2020-BNK25, 0.886%, 01/15/2063 (f)(j)
	109,288,413	7,208,128
2020-BNK26, 0.601%, 03/15/2063 (f)(j)
	226,593,000	11,529,347
2020-BNK28, 0.971%, 03/15/2063 (f)(j)
	29,969,467	2,485,850
2020-BNK26, 2.041%, 03/15/2063
	5,000,000	5,119,843

Barclays Commercial
Mortgage Trust
2019-C3, 0.775%, 05/15/2052 (f)(j)
	56,340,000	3,423,754
2019-C4, 1.147%, 08/15/2052 (f)(j)
	43,170,000	3,738,366
2019-C4, 1.595%, 08/15/2052 (f)(j)
	56,200,546	5,984,796
2019-C5, 0.372%, 11/15/2052 (f)(j)
	174,774,000	4,908,493
2019-C5, 1.351%, 11/15/2052 (a)(f)(j)
	12,996,000	1,244,489

BBCMS Mortgage Trust
2018-C2, 4.236%, 12/15/2051	7,210,000	8,237,214
2020-C6, 0.678%, 02/15/2053 (f)(j)	59,000,000	3,375,467
2020-C6, 1.058%, 02/15/2053 (f)(j)	93,772,603	7,110,495
2020-C7, 0.988%, 04/15/2053 (f)(j)	17,140,000	1,438,663
2020-C7, 1.631%, 04/15/2053 (f)(j)	22,149,079	2,413,178
2021-C9, 1.120%, 02/15/2054 (f)(j)	68,467,000	6,083,882
2021-C9, 1.960%, 02/15/2054	13,500,000	13,788,643
2021-C9, 2.534%, 02/15/2054	5,000,000	5,103,894

Benchmark Mortgage Trust
2021-B23, 0.904%, 02/15/2054 (a)(f)(j)
	105,441,000	8,701,181
2021-B23, 1.280%, 02/15/2054 (f)(j)
	30,000,000	2,957,616
2021-B23, 1.766%, 02/15/2054	5,000,000	5,034,627
2019-B9, 1.043%, 03/15/2052 (f)(j)
	29,879,626	2,074,178
2019-B9, 2.002%, 03/15/2052 (a)(f)(j)
	11,513,000	1,559,724
2019-B12, 0.417%, 08/15/2052 (a)(f)(j)
	93,260,000	3,020,915
2020-B16, 0.240%, 2/15/2053 (a)(f)(j)
	70,467,000	1,454,129
2020-B16, 0.928%, 2/15/2053 (f)(j)
	103,030,971	7,302,629
2018-B7, 0.441%, 05/15/2053 (f)(j)
	114,886,439	2,987,932
2020-B20, 0.582%, 10/15/2053 (f)(j)
	79,394,000	3,777,693
2019-B13, 0.405%, 08/15/2057 (a)(f)(j)
	82,774,000	2,659,711
2019-B13, 1.506%, 08/15/2057 (a)(f)(j)
	12,071,000	1,319,543
2019-B14, 0.787%, 12/15/2062 (f)(j)
	79,424,430	3,864,769

Braemar Hotels & Resorts Trust
2018-PRME, 1.362% (1 Month LIBOR USD + 1.250%),

06/15/2035 (a)(b)	3,000,000	2,842,108

Cantor Commercial
Real Estate Lending
2019-CF2, 0.671%, 11/15/2052 (f)(j)
	134,736,000	6,772,518

CCUBS Commercial
Mortgage Trust
2017-C1, 0.289%, 11/15/2050 (f)(j)
	40,062,667	800,420

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CD Mortgage Trust
2017-CD3, 0.574%, 02/10/2050 (f)(j)
	$61,857,000	$2,040,706
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,688,825

CGMS Commercial
Mortgage Trust
2017-B1, 0.208%, 08/15/2050 (f)(j)	38,016,000	480,557
2017-B1, 3.243%, 08/15/2050	1,570,000	1,705,617

Citigroup Commercial
Mortgage Trust
2013-GC17, 5.109%, 11/10/2046 (f)
	5,000,000	5,147,936
2014-GC19, 4.805%, 03/10/2047 (f)
	3,030,000	3,288,472
2014-GC19, 5.092%, 03/10/2047 (f)
	2,757,579	2,968,739
2016-C1, 4.117%, 05/10/2049	3,000,000	3,196,640
2016-C1, 4.950%, 05/10/2049 (f)	6,840,000	7,230,811
2016-P5, 2.841%, 10/10/2049	1,900,000	2,011,783
2016-P6, 4.238%, 12/10/2049 (f)	6,835,000	7,248,701
2017-P7, 0.534%, 04/14/2050 (f)(j)	45,124,000	1,554,296
2017-P8, 4.267%, 09/15/2050 (f)	10,740,000	11,664,224
2017-C4, 0.306%, 10/12/2050 (f)(j)
	42,746,500	774,340
2017-C4, 1.084%, 10/12/2050 (f)(j)
	32,135,947	1,645,277
2017-C4, 3.297%, 10/12/2050	4,500,000	4,906,911
2018-B2, 0.392%, 03/10/2051 (f)(j)
	49,202,000	1,320,306
2018-C5, 0.212%, 06/10/2051 (a)(f)(j)
	28,400,000	699,089
2018-C5, 0.594%, 06/10/2051 (f)(j)
	106,696,536	4,575,969
2018-C5, 4.148%, 06/10/2051 (f)	4,300,000	4,857,235
2018-C6, 0.781%, 11/10/2051 (f)(j)
	23,995,145	1,261,031
2018-C6, 4.343%, 11/10/2051	5,000,000	5,770,489
2020-GC46, 0.320%, 02/15/2053 (a)(f)(j)
	92,457,000	2,680,190
2020-GC46, 0.987%, 02/15/2053 (f)(j)
	89,829,007	6,349,689
2019-GC41, 1.058%, 08/10/2056 (f)(j)
	49,858,105	3,389,922
2019-C7, 0.285%, 12/15/2072 (a)(f)(j)
	50,711,000	1,244,276
2019-C7, 0.878%, 12/15/2072 (f)(j)
	76,596,925	4,809,253
2019-C7, 1.202%, 12/15/2072 (a)(f)(j)
	31,520,000	2,896,587
2019-C7, 3.667%, 12/15/2072 (f)	4,000,000	4,325,571
2018-C6, 4.412%, 11/10/2051	3,000,000	3,497,239

COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (f)
	4,550,700	4,887,826
2013-CR11, 0.919%, 08/10/2050 (f)(j)
	50,568,900	1,022,969
2019-GC44, 1.028%, 08/15/2057 (a)(f)(j)
	19,460,000	1,538,768

CSAIL Commercial
Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(f)(j)
	46,821,000	1,880,495
2015-C1, 0.500%, 04/15/2050 (a)(f)(j)
	62,192,000	1,047,574
2017-C8, 0.375%, 06/15/2050 (f)(j)
	74,773,000	1,629,992
2019-C17, 1.365%, 09/15/2052 (f)(j)
	85,840,717	7,651,361
2019-C18, 1.078%, 12/15/2052 (f)(j)
	93,491,859	6,386,644

FREMF Mortgage Trust
2019-KF62, 2.170% (1 Month LIBOR USD + 2.050%),

04/25/2026 (a)(b)	4,650,469	4,633,353
2019-K735, 4.018%, 05/25/2026 (a)(f)
	6,000,000	6,587,526
2018-KF48, 2.170% (1 Month LIBOR USD + 2.050%),

06/25/2028 (a)(b)	9,911,492	9,801,819
2018-KF50, 2.020% (1 Month LIBOR USD + 1.900%),

07/25/2028 (a)(b)	4,924,924	4,870,836
2019-K734, 4.052%, 02/25/2051 (a)(f)
	5,000,000	5,488,559
2019-K101, 3.527%, 10/25/2052 (a)(f)
	10,000,000	10,710,751

GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)
	6,608,000	6,559,181
2018-GS10, 1.410%, 07/10/2051 (a)(f)(j)
	24,049,000	2,218,900

GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (a)(f)
	4,135,000	4,577,160
2015-GC32, 4.412%, 07/10/2048 (f)
	5,100,000	5,654,213
2016-GS3, 3.395%, 10/10/2049 (f)
	10,417,000	10,723,504
2015-GC30, 4.029%, 05/10/2050 (f)
	2,960,000	3,168,682
2017-GS8, 0.383%, 11/10/2050 (f)(j)
	44,642,000	1,099,711

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

GS Mortgage Securities Trust (Cont.)
2019-GC38, 1.835%, 02/10/2052 (a)(f)(j)
	$20,916,000	$2,700,442
2019-GC39, 0.638%, 05/10/2052 (f)(j)
	69,588,000	3,372,297
2019-GC39, 1.625%, 05/10/2052 (a)(f)(j)
	8,215,000	939,562
2019-GC40, 1.160%, 07/10/2052 (a)(f)(j)
	5,920,000	526,737
2019-GSA1, 0.831%, 11/10/2052 (f)(j)
	72,948,198	4,412,636
2020-GSA2, 0.941%, 12/12/2053 (a)(f)(j)
	73,324,000	5,979,580

JP Morgan Chase Commercial
Mortgage Securities Trust
2016-NINE, 2.854%, 09/06/2038 (a)(f)
	7,000,000	7,375,063
2012-CBX, 5.133%, 06/15/2045 (f)	6,680,000	5,867,439
2015-JP1, 4.730%, 01/15/2049 (f)	5,485,000	6,074,015
2016-JP2, 2.713%, 08/15/2049	1,250,000	1,318,587
2007-CB20, 0.000%, 02/12/2051 (a)(d)(f)(j)
	11,050,171	111

JPMBB Commercial Mortgage
Securities Trust
2015-C28, 3.042%, 10/15/2048	1,333,700	1,396,516
2015-C28, 3.532%, 10/15/2048	5,000,000	5,366,921
2015-C32, 0.500%, 11/15/2048 (a)(f)(j)
	23,066,000	446,143
2015-C33, 3.562%, 12/15/2048	5,707,872	6,085,963

JPMCC Commercial
Mortgage Securities Trust
2017-JP6, 0.657%, 07/15/2050 (f)(j)
	68,830,000	2,616,407

JPMDB Commercial
Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (f)	5,500,000	5,811,553

Morgan Stanley Bank of
America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (f)	5,000,000	5,401,023
2015-C27, 3.557%, 12/15/2047	3,793,291	4,024,887
2015-C27, 4.509%, 12/15/2047 (f)	3,000,000	3,265,406
2015-C25, 4.525%, 10/15/2048 (f)	5,070,000	5,491,967
2016-C31, 1.305%, 11/15/2049 (a)(f)(j)
	21,212,500	1,284,937
2016-C31, 3.880%, 11/15/2049 (f)	8,510,000	8,974,586
2015-C23, 4.144%, 07/15/2050 (f)	3,595,000	3,856,318
2017-C34, 2.700%, 11/15/2052 (a)	4,000,000	3,322,341

Morgan Stanley Capital I Trust
2016-BNK2, 0.541%, 11/15/2049 (f)(j)
	58,680,000	1,713,697
2018-H3, 0.357%, 07/15/2051 (f)(j)
	135,712,000	3,500,216
2018-H3, 1.849%, 07/15/2051 (a)(f)(j)
	15,363,500	1,728,848
2018-H3, 4.120%, 07/15/2051	5,000,000	5,663,116
2019-L2, 0.625%, 03/15/2052 (f)(j)
	127,093,000	6,087,043
2019-H7, 0.662%, 07/15/2052 (f)(j)
	130,723,000	6,595,054

RBS Commercial
Funding Inc. Trust
2013-SMV, 3.584%,
03/11/2031 (a)(f)	5,000,000	4,703,269

UBS Commercial Mortgage Trust
2017-C1, 0.915%, 06/15/2050 (f)(j)
	13,000,000	711,539
2017-C6, 0.361%, 12/15/2050 (f)(j)
	63,420,500	1,940,775
2017-C7, 0.362%, 12/15/2050 (f)(j)
	170,396,000	3,876,782
2018-C10, 0.946%, 05/15/2051 (f)(j)
	48,053,670	2,519,497
2018-C12, 0.229%, 08/15/2051 (f)(j)
	139,858,000	2,998,248
2018-C12, 0.818%, 08/15/2051 (f)(j)
	49,106,869	2,338,724
2018-C13, 0.252%, 10/15/2051 (f)(j)
	128,678,000	3,126,785
2018-C13, 1.975%, 10/15/2051 (a)(f)(j)
	16,442,000	2,165,107
2018-C13, 4.241%, 10/15/2051	3,100,000	3,565,627
2018-C14, 0.302%, 12/15/2051 (f)(j)
	114,392,000	2,886,282
2019-C17, 0.853%, 10/15/2052 (f)(j)
	128,213,000	8,426,915
2019-C18, 2.987%, 12/15/2052	4,500,000	4,908,017
2019-C18, 3.378%, 12/15/2052 (f)	4,000,000	4,308,761

UBS-Barclays Commercial
Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(f)
	6,000,000	6,258,637

Wells Fargo Commercial
Mortgage Trust
2017-SMP, 0.987% (1 Month LIBOR USD + 0.875%),

12/15/2034 (a)(b)	6,875,000	6,854,964
2015-NXS1, 3.658%, 05/15/2048 (f)	1,320,000	1,400,085
2015-C31, 3.487%, 11/15/2048	2,538,653	2,707,359
2016-LC24, 1.002%, 10/15/2049 (f)(j)
	66,264,075	3,296,002
2017-RB1, 0.713%, 03/15/2050 (f)(j)
	69,254,209	2,836,715

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wells Fargo Commercial
Mortgage Trust (Cont.)
2017-C42, 0.325%, 12/15/2050 (f)(j)
	$116,750,000	$2,637,885
2018-C44, 0.746%, 05/15/2051 (f)(j)
	94,749,013	4,074,492
2018-C45, 4.147%, 06/15/2051	5,388,000	6,099,136
2018-C46, 4.086%, 08/15/2051	5,040,000	5,726,600
2018-C48, 0.242%, 01/15/2052 (f)(j)
	138,642,000	2,929,616
2018-C48, 4.245%, 01/15/2052	7,000,000	7,994,440
2019-C49, 0.603%, 03/15/2052 (f)(j)
	125,812,000	5,875,521
2019-C49, 3.933%, 03/15/2052	5,000,000	5,681,846
2019-C49, 4.546%, 03/15/2052	4,647,000	5,291,252
2019-C50, 0.869%, 05/15/2052 (f)(j)
	36,427,311	2,429,694
2019-C51, 0.687%, 06/15/2052 (f)(j)
	130,394,000	6,678,689
2019-C51, 1.373%, 06/15/2052 (f)(j)
	27,096,179	2,337,306
2019-C52, 1.094%, 08/15/2052 (f)(j)
	86,124,292	7,057,782
2019-C52, 1.616%, 08/15/2052 (f)(j)
	60,951,974	6,337,085
2019-C53, 0.454%, 10/15/2052 (f)(j)
	105,325,000	4,082,745
2019-C53, 3.514%, 10/15/2052 (f)
	5,000,000	5,367,741
2019-C54, 0.840%, 12/15/2052 (f)(j)
	39,069,507	2,413,980
2020-C55, 0.817%, 02/15/2053 (f)(j)
	58,030,370	3,741,601
2020-C55, 1.310%, 02/15/2053 (f)(j)
	30,445,016	2,821,720
2020-C55, 3.542%, 02/15/2053 (f)	5,691,000	5,890,071
2020-C56, 0.314%, 06/15/2053 (f)(j)
	127,035,000	3,244,791
2020-C56, 2.422%, 06/15/2053	2,250,000	2,372,530
2020-C58, 1.129%, 07/15/2053 (f)(j)
	109,974,000	10,753,632
2020-C57, 0.734%, 08/15/2053 (f)(j)
	74,972,000	4,552,862
2020-C57, 1.914%, 08/15/2053	6,000,000	6,041,423
2015-C30, 4.067%, 09/15/2058 (f)	10,000,000	11,079,508
2015-C30, 4.400%, 09/15/2058 (f)	5,100,000	5,638,751
2016-NXS5, 4.985%, 01/15/2059 (f)
	3,000,000	3,312,893
2018-C47, 0.157%, 09/15/2061 (f)(j)
	164,144,000	2,177,567
2018-C47, 4.365%, 09/15/2061	5,625,000	6,479,948

WFRBS Commercial
Mortgage Trust
2013-UBS1, 5.040%, 03/15/2046 (f)
	7,500,000	8,081,299
TOTAL NON-AGENCY
COMMERCIAL MORTGAGE
BACKED SECURITIES
(Cost $802,161,357)		789,891,447

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 6.83%

FHMR
2020-RR09, 2.676%, 08/27/2029 (f)(j)
	42,360,000	7,227,031

Freddie Mac Multifamily
ML Certificates
2020-ML07, 2.021%, 10/25/2036 (a)(d)(f)(j)
	25,467,652	4,758,886
2019-ML06, 1.132%, 06/25/2037 (a)(f)(j)
	10,126,471	1,102,894
2021-ML08, 1.846%, 07/25/2037 (f)(j)
	33,759,000	6,223,472

Freddie Mac Multifamily Structured
Pass Through Certificates
K014, 1.236%, 04/25/2021 (f)(j)	26,889,844	299
K018, 1.224%, 01/25/2022 (f)(j)	49,818,695	333,227
K019, 1.585%, 03/25/2022 (f)(j)	84,108,767	864,747
K021, 1.401%, 06/25/2022 (f)(j)	69,944,581	886,100
K723, 0.948%, 08/25/2023 (f)(j)	72,323,243	1,312,674
K723, 0.855%, 09/25/2023 (f)(j)	61,645,000	1,209,586
K728, 0.412%, 08/25/2024 (f)(j)	63,944,072	765,877
K729, 0.357%, 10/25/2024 (f)(j)	50,848,160	564,511
K042, 1.038%, 12/25/2024 (f)(j)	78,984,926	2,736,567
K046, 0.359%, 03/25/2025 (f)(j)	455,592,643	6,279,525
K049, 0.592%, 07/25/2025 (f)(j)	94,877,450	2,221,812
K734, 0.648%, 02/25/2026 (f)(j)	65,142,429	1,836,313
K735, 0.957%, 05/25/2026 (f)(j)	59,483,789	2,705,941
K735, 1.363%, 05/25/2026 (f)(j)	70,547,000	4,818,480
K737, 1.004%, 10/25/2026 (f)(j)	20,050,000	1,095,113
K061, 0.046%, 11/25/2026 (f)(j)	72,512,000	398,497
K062, 0.170%, 12/25/2026 (f)(j)	79,423,000	958,890
K063, 0.287%, 01/25/2027 (f)(j)	379,020,733	5,950,891
K064, 0.605%, 03/25/2027 (f)(j)	131,697,406	4,409,598
K738, 1.368%, 03/25/2027 (f)(j)	24,099,000	1,883,327
K065, 0.548%, 05/25/2027 (f)(j)	57,193,000	1,950,173
K066, 0.750%, 06/25/2027 (f)(j)	31,727,938	1,340,150
KW03, 0.840%, 06/25/2027 (f)(j)	16,082,590	651,594
K067, 0.577%, 07/25/2027 (f)(j)	40,685,584	1,385,365
K068, 0.432%, 08/25/2027 (f)(j)	104,525,516	2,717,632
K069, 0.363%, 09/25/2027 (f)(j)	30,289,128	692,104
K739, 1.612%, 09/25/2027 (f)(j)	32,621,072	3,170,080

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Freddie Mac Multifamily Structured
Pass Through Certificates (Cont.)
K070, 0.326%, 11/25/2027 (f)(j)	$278,830,846	$5,919,300
K072, 0.368%, 12/25/2027 (f)(j)	61,196,243	1,430,474
K073, 0.203%, 01/25/2028 (f)(j)	54,203,000	872,858
K073, 0.303%, 01/25/2028 (f)(j)	156,612,953	3,310,328
KW06, 0.094%, 06/25/2028 (f)(j)	594,566,732	5,616,158
K080, 0.119%, 07/25/2028 (f)(j)	430,642,949	4,827,421
K081, 0.069%, 08/25/2028 (f)(j)	155,887,063	1,241,672
K084, 0.203%, 10/25/2028 (f)(j)	339,062,748	5,534,386
K089, 0.452%, 01/25/2029 (f)(j)	53,965,000	1,969,129
K088, 0.507%, 01/25/2029 (f)(j)	149,809,431	5,762,645
K090, 0.705%, 02/25/2029 (f)(j)	77,899,198	4,118,811
K091, 0.486%, 03/25/2029 (f)(j)	53,659,000	2,118,838
K090, 0.621%, 03/25/2029 (f)(j)	50,517,000	2,471,433
KW09, 0.802%, 05/25/2029 (f)(j)	63,340,000	3,497,800
K093, 0.952%, 05/25/2029 (f)(j)	54,635,427	3,784,716
K094, 0.880%, 06/25/2029 (f)(j)	141,334,174	9,262,929
K097, 1.089%, 07/25/2029 (f)(j)	72,944,244	5,975,505
KG02, 1.018%, 08/25/2029 (f)(j)	33,000,000	2,434,644
K098, 1.144%, 08/25/2029 (f)(j)	62,191,402	5,343,771
KW10, 0.649%, 09/25/2029 (f)(j)	73,933,281	3,646,552
K099, 0.886%, 09/25/2029 (f)(j)	66,836,694	4,483,786
K100, 0.910%, 09/25/2029 (f)(j)	62,086,000	4,536,550
K102, 0.825%, 10/25/2029 (f)(j)	101,323,319	6,487,236
K101, 1.093%, 10/25/2029 (f)(j)	65,686,000	5,727,005
K103, 0.638%, 11/25/2029 (f)(j)	125,398,079	6,369,959
K104, 1.127%, 01/25/2030 (f)(j)	75,034,600	6,532,415
K105, 1.767%, 01/25/2030 (f)(j)	64,122,000	9,185,073
K107, 1.549%, 02/25/2030 (f)(j)	59,449,000	7,545,891
K108, 1.660%, 03/25/2030 (f)(j)	56,149,819	7,705,631
K108, 1.690%, 03/25/2030 (f)(j)	16,053,000	2,155,120
K112, 1.433%, 05/25/2030 (f)(j)	41,883,562	4,850,640
K111, 1.572%, 05/25/2030 (f)(j)	74,239,342	9,326,080
K112, 1.662%, 05/25/2030 (f)(j)	44,272,000	6,176,466
K114, 1.118%, 06/25/2030 (f)(j)	58,957,931	5,394,727
K115, 1.328%, 06/25/2030 (f)(j)	54,187,949	5,837,321
K114, 1.342%, 06/25/2030 (f)(j)	42,500,000	4,826,704
KG03, 1.381%, 06/25/2030 (f)(j)	15,600,000	1,691,238
K115, 1.547%, 07/25/2030 (f)(j)	22,290,414	2,926,274
K118, 0.962%, 09/25/2030 (f)(j)	56,199,280	4,479,751
K118, 1.170%, 09/25/2030 (f)(j)	35,916,184	3,660,883
K116, 1.600%, 09/25/2030 (f)(j)	23,000,000	3,155,701
K121, 1.029%, 10/25/2030 (f)(j)	49,319,312	4,166,362
K119, 1.134%, 10/25/2030 (f)(j)	51,000,000	5,001,432
KG04, 0.854%, 11/25/2030 (f)(j)	77,490,059	5,443,785
K122, 0.883%, 11/25/2030 (f)(j)	40,190,510	2,974,508
K122, 1.081%, 11/25/2030 (f)(j)	35,211,000	3,375,943
K121, 1.195%, 11/25/2030 (f)(j)	46,550,000	4,925,735
K123, 0.977%, 12/25/2030 (f)(j)	50,000,000	4,361,950
K125, 0.586%, 01/25/2031 (f)(j)	177,500,000	8,993,943
K125, 0.782%, 01/25/2031 (f)(j)	52,600,000	3,749,717
K124, 0.936%, 01/25/2031 (f)(j)	39,507,000	3,321,018
K152, 0.956%, 01/25/2031 (f)(j)	30,688,127	2,313,734
K155, 0.113%, 04/25/2033 (f)(j)	246,671,165	3,916,743
K1511, 0.777%, 03/25/2034 (f)(j)	43,008,618	3,383,436
K1512, 0.911%, 04/25/2034 (f)(j)	47,662,257	4,280,075
K1513, 0.865%, 08/25/2034 (f)(j)	76,085,597	6,560,770
K1514, 0.580%, 10/25/2034 (f)(j)	76,896,135	4,861,850
K1515, 1.513%, 02/25/2035 (f)(j)	59,964,579	9,615,224
K1516, 1.512%, 05/25/2035 (f)(j)	41,939,876	7,102,904
K1517, 1.334%, 07/25/2035 (f)(j)	41,983,299	6,158,715
K097, 1.348%, 09/25/2051 (f)(j)	66,115,000	6,926,498
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $349,613,651)		366,079,519

MUNICIPAL BONDS – 41.98%

Alaska – 0.32%

Municipality of Anchorage, AK
5.000%, 12/01/2050	8,000,000	9,442,320

State of Alaska
5.000%, 08/01/2040	5,960,000	7,623,317
		17,065,637
Arizona – 1.77%

Arizona Board of Regents
5.000%, 07/01/2041	4,500,000	5,727,960
5.000%, 07/01/2043	4,000,000	5,062,280

City of Phoenix Civic
Improvement Corp.
5.000%, 07/01/2040	10,910,000	14,041,825
5.000%, 07/01/2044	13,850,000	17,601,549
5.500%, 07/01/2042	9,000,000	13,731,210

City of Scottsdale, AZ
1.539%, 07/01/2032	2,000,000	1,954,600

City of Tucson, AZ
2.232%, 07/01/2034	7,605,000	7,651,999

Industrial Development
Authority of the City of Phoenix
5.000%, 07/01/2045 (a)	4,285,000	4,626,814

Salt River Project Agricultural
Improvement & Power District
5.000%, 01/01/2047	10,080,000	12,676,910
5.000%, 01/01/2045	7,765,000	10,002,097

Tempe Industrial
Development Authority
4.000%, 10/01/2023 (a)	2,000,000	2,000,280
		95,077,524

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 6.00%

Alvord Unified School District
0.000%, 08/01/2046 (d)	$1,975,000	$2,437,782

California Pollution Control
Financing Authority
4.000%, 11/01/2023 (a)(e)	7,000,000	7,003,150

Chaffey Joint Union
High School District
3.143%, 08/01/2043	2,620,000	2,673,527

City of Chula Vista, CA
1.728%, 06/01/2030	2,000,000	1,993,960
1.828%, 06/01/2031	2,000,000	1,999,900

City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,205,985

City of Los Angeles
Department of Airports
6.582%, 05/15/2039	5,070,000	6,777,627

City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	3,418,740

City of Riverside, CA
Water Revenue
5.000%, 10/01/2043	3,305,000	4,122,128

City of Sacramento, CA Transient
Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,517,905

City of San Diego, CA Tobacco
Settlement Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,282,468

City of San Francisco, CA
Public Utilities Commission
Water Revenue
5.000%, 11/01/2045	5,000,000	6,404,300

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,807,536

City of Union City, CA
0.000%, 07/01/2025 (d)	2,105,000	1,921,044

Coachella Valley Unified
School District
0.000%, 08/01/2034 (d)	1,100,000	812,449

Coast Community College
District California
2.264%, 08/01/2035	9,900,000	10,156,707

County of San Diego, CA
6.029%, 08/15/2026	705,000	833,627

East Bay Municipal Utility District
Water System Revenue
5.874%, 06/01/2040	5,592,500	7,970,207

Fullerton Public Financing
Authority
7.750%, 05/01/2031 0.000%, 08/01/2033 (d)	1,490,000	1,912,519
	2,315,000	1,752,710

Gateway Unified School
District, CA
0.000%, 08/01/2035 (d)	2,315,000	1,640,617
0.000%, 08/01/2036 (d)	2,315,000	1,584,872

Inland Empire Tobacco
Securitization Corp.
3.678%, 06/01/2038	18,545,000	19,376,001

Los Angeles Community
College District, CA
1.806%, 08/01/2030	10,000,000	10,100,800

Los Angeles County Metropolitan
Transportation Authority
5.735%, 06/01/2039	12,775,000	17,031,630

Los Angeles Department of Water
& Power System Revenue
5.000%, 07/01/2050	10,000,000	12,576,200
6.574%, 07/01/2045	2,000,000	3,216,300

Los Angeles Housing Authority
5.000%, 06/01/2044	6,510,000	7,596,975

Los Angeles Unified
School District, CA
5.750%, 07/01/2034	12,605,000	17,255,489

Monrovia School Facilities
Grant Financing Authority
7.000%, 06/01/2027	2,775,000	3,618,989

M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,386,920

Northern California Power Agency
5.679%, 06/01/2035	7,900,000	9,790,075

Norwalk-La Mirada Unified
School District
0.000%, 08/01/2038 (d)	4,200,000	2,506,728

Oceanside Unified School District
0.000%, 08/01/2041 (d)	5,225,000	3,151,250

Palmdale Elementary
School District
0.000%, 08/01/2029 (d)	540,000	455,344

Peralta Community
College District
0.000%, 08/05/2031 (d)	4,450,000	4,146,955

Placentia-Yorba Linda Unified
School District
0.000%, 08/01/2035 (d)	7,600,000	5,518,132

Poway Unified School District
0.000%, 08/01/2034 (d)	5,735,000	4,338,183

Sacramento County Sanitation
Districts Financing Authority
5.000%, 12/01/2050	10,000,000	12,750,000

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 6.00% (Cont.)

Sacramento Municipal
Utility District
5.000%, 08/15/2050	$10,000,000	$12,695,500

San Diego Unified School District
0.000%, 07/01/2034 (d)	1,650,000	1,275,780
0.000%, 07/01/2036 (d)	7,895,000	5,740,928

San Francisco City & County
Redevelopment Financing Authority
0.000%, 08/01/2036 (d)	5,225,000	3,287,361
5.750%, 08/01/2037	1,900,000	2,528,197
8.406%, 08/01/2039	2,145,000	3,501,069

San Jose Unified School District
1.397%, 08/01/2029	1,750,000	1,742,510

San Mateo Union High
School District
0.000%, 09/01/2041 (d)	10,000,000	11,155,100

Santa Ana Unified School District
0.000%, 08/01/2037 (d)	2,500,000	1,662,900

South Placer Wastewater Authority
5.000%, 11/01/2035	2,935,000	4,060,191

State of California
5.000%, 04/01/2045	4,550,000	5,610,059
5.000%, 10/01/2049	9,485,000	11,771,644
7.550%, 04/01/2039	9,900,000	16,578,639

West Contra Costa Unified
School District
0.000%, 08/01/2036 (d)	4,485,000	3,131,876

West Sonoma County Union
High School District
0.000%, 08/01/2037 (d)	1,840,000	1,239,866

Western Municipal Water
District Facilities Authority
5.000%, 10/01/2045	2,795,000	3,571,367
5.000%, 10/01/2050	5,480,000	6,969,519

William S. Hart Union
High School District
0.000%, 08/01/2034 (d)	2,380,000	1,795,567
0.000%, 08/01/2036 (d)	1,000,000	706,870

Yosemite Community
College District
0.000%, 08/01/2038 (d)	6,110,000	3,998,628

Yuba Community College District
0.000%, 08/01/2038 (d)	5,055,000	3,325,331
		321,394,633
Colorado – 1.88%

Board of Governors of Colorado
State University System
2.594%, 03/01/2033	4,560,000	4,717,274
2.644%, 03/01/2034	6,275,000	6,476,930

Board of Water Commissioners
City & County of Denver
5.000%, 09/15/2045	12,375,000	15,761,419
5.000%, 09/15/2046	18,205,000	23,156,760

City & County of Denver, CO
Airport System Revenue
5.000%, 12/01/2036	10,750,000	14,719,652

City of Fruita, CO
Healthcare Revenue
5.000%, 01/01/2028	3,025,000	3,044,693

Colorado Educational &
Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	1,088,150

Colorado Health
Facilities Authority
3.796%, 11/01/2044	6,500,000	6,962,735

Ebert Metropolitan District
5.000%, 12/01/2043	10,000,000	12,146,000

Regional Transportation
District Sales Tax Revenue
1.837%, 11/01/2031	10,370,000	10,350,919

Weld County School
District No. RE-2
5.000%, 12/01/2044	1,730,000	2,178,243
		100,602,775
Delaware – 0.05%

University of Delaware
5.000%, 11/01/2042	1,990,000	2,829,919

District of Columbia – 0.86%

District of Columbia
5.000%, 03/01/2044	5,115,000	6,420,297
5.000%, 05/01/2045	7,300,000	9,236,982

Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,200,000	17,758,812

Washington Metropolitan
Area Transit Authority
5.000%, 07/15/2045	10,000,000	12,451,600
		45,867,691
Florida – 2.98%

City of Deerfield Beach, FL
5.250%, 12/01/2041	3,255,000	4,158,458

City of Fort Lauderdale, FL
1.600%, 01/01/2029	5,000,000	4,939,300
1.700%, 01/01/2030	15,085,000	14,847,562

City of Gainesville, FL
0.000%, 10/01/2027 (d)	4,610,000	3,982,487
0.000%, 10/01/2028 (d)	1,300,000	1,079,351

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Florida – 2.98% (Cont.)

City of Gainesville, FL
Utilities System Revenue
5.000%, 10/01/2047	$7,000,000	$8,677,900

City of Tampa, FL Water &
Wastewater System Revenue
5.000%, 10/01/2046	12,650,000	16,142,665
5.000%, 10/01/2050	10,000,000	12,718,100

County of Miami-Dade, FL
6.875%, 10/01/2034	1,550,000	2,226,482

County of Miami-Dade, FL
Aviation Revenue
3.175%, 10/01/2028	5,100,000	5,523,708
3.275%, 10/01/2029	1,700,000	1,847,033

County of Miami-Dade, FL
Transit System
1.650%, 07/01/2030	17,395,000	17,070,236

County of Miami-Dade, FL
Water & Sewer System Revenue
5.000%, 10/01/2044	11,490,000	14,318,723

County of Pasco, FL
5.000%, 10/01/2048	1,880,000	2,323,943

County of Pasco, FL Second
Local Option Fuel Tax Revenue
5.000%, 10/01/2046	14,595,000	18,873,816

Florida Development
Finance Corp.
7.375%, 01/01/2049 (a)	7,000,000	6,794,900

Key West Utility Board
5.000%, 10/01/2038	1,000,000	1,238,080

Reedy Creek Improvement District
2.731%, 06/01/2038	7,500,000	7,768,950

State Board of Administration
Finance Corp.
2.154%, 07/01/2030	15,000,000	15,325,650
		159,857,344
Georgia – 0.23%

Medical Center Hospital Authority
4.875%, 08/01/2022	7,520,000	8,005,867

Valdosta & Lowndes County
Hospital Authority
2.604%, 10/01/2030	2,000,000	2,114,980
3.000%, 10/01/2029	2,000,000	2,209,300
		12,330,147
Hawaii – 0.74%

City & County Honolulu, HI
Wastewater System Revenue
1.473%, 07/01/2030	3,495,000	3,427,127
5.000%, 07/01/2049	6,000,000	7,425,120

City & County of Honolulu, HI
5.000%, 08/01/2044	2,000,000	2,493,640

State of Hawaii Airports
System Revenue
5.000%, 07/01/2043	11,450,000	13,581,303
5.000%, 07/01/2050	10,295,000	12,749,225
		39,676,415
Illinois – 0.32%

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,091,937

Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	7,033,460

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	2,570,000	3,082,869

State of Illinois
5.750%, 01/01/2037	3,000,000	3,817,770
		17,026,036
Indiana – 0.42%

GCS School Building Corp.
5.000%, 01/15/2040	2,100,000	2,597,700

Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,802,500
5.000%, 10/01/2050	1,875,000	2,332,575
5.000%, 10/01/2044	5,680,000	7,002,418

Indianapolis Local Public
Improvement Bond Bank
5.000%, 02/01/2044	2,500,000	3,087,300
5.000%, 02/01/2049	1,000,000	1,227,020
5.854%, 01/15/2030	1,810,000	2,208,290
		22,257,803
Iowa – 0.05%

Iowa Finance Authority
5.000%, 08/01/2044	2,280,000	2,931,396

Kansas – 0.23%

Kansas Development
Finance Authority
5.371%, 05/01/2026	7,210,000	8,059,843

State of Kansas
Department of Transportation
4.596%, 09/01/2035	3,480,000	4,343,701
		12,403,544
Kentucky – 0.12%

County of Warren, KY
3.921%, 12/01/2031	825,000	952,396
4.397%, 12/01/2038	1,540,000	1,823,653

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Kentucky – 0.12% (Cont.)

Kentucky Higher Education
Student Loan Corp.
3.860%, 06/01/2025	$2,000,000	$2,201,840

Kentucky State Property &
Building Commission
5.000%, 02/01/2032	1,150,000	1,340,337
		6,318,226
Louisiana – 0.97%

City of New Orleans, LA
Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	995,560
1.891%, 06/01/2031	700,000	697,571

City of New Orleans, LA
Water System Revenue
1.841%, 12/01/2030	720,000	708,257
1.941%, 12/01/2031	650,000	640,003

Parish of East Baton Rouge
Capital Improvements District
5.000%, 08/01/2048	10,000,000	12,277,900

State of Louisiana
1.742%, 06/15/2032	2,500,000	2,455,525
1.792%, 06/15/2033	1,900,000	1,855,825
5.000%, 03/01/2039	15,000,000	18,759,750

State of Louisiana Gasoline &
Fuels Tax Revenue
2.230%, 05/01/2036	7,000,000	6,917,610
2.830%, 05/01/2043	7,000,000	6,861,610
		52,169,611
Maryland – 0.42%

County of Anne Arundel, MD
5.000%, 10/01/2042	7,200,000	9,083,376

Maryland Stadium Authority
5.000%, 05/01/2050	7,000,000	9,978,220

State of Maryland Department
of Transportation
1.686%, 08/01/2030	3,340,000	3,254,763
		22,316,359
Massachusetts – 1.36%

Commonwealth of Massachusetts
5.000%, 07/01/2045	8,590,000	10,829,585
5.000%, 11/01/2045	8,000,000	10,149,440
5.000%, 01/01/2049	8,000,000	9,734,160
5.000%, 05/01/2045	10,000,000	12,308,400
5.250%, 01/01/2044	5,000,000	6,255,050

Commonwealth of Massachusetts
Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	6,142,850
5.631%, 06/01/2030	1,050,000	1,308,458

Massachusetts Educational
Financing Authority
3.455%, 07/01/2028	2,000,000	2,193,460
3.831%, 07/01/2024	450,000	488,889

Massachusetts School
Building Authority
5.000%, 02/15/2044	5,000,000	6,146,100

Massachusetts State
College Building Authority
5.932%, 05/01/2040	550,000	735,234

Massachusetts Water
Resources Authority
5.000%, 08/01/2045	5,000,000	6,353,100
		72,644,726
Michigan – 2.53%

Chippewa Valley Schools
5.000%, 05/01/2039	3,800,000	4,694,140
5.000%, 05/01/2040	3,975,000	4,899,744

City of Detroit, MI
4.000%, 04/01/2044	8,700,000	8,294,754

Detroit City School District
7.747%, 05/01/2039	9,235,000	13,131,339

Durand Michigan Area Schools
5.000%, 05/01/2050	4,950,000	6,120,576

Great Lakes Water Authority
Sewage Disposal System Revenue
2.365%, 07/01/2032	3,500,000	3,672,200

Jenison Public Schools
5.000%, 05/01/2043	1,275,000	1,629,692
5.000%, 05/01/2045	1,665,000	2,119,678

Lansing Board of Water & Light
5.000%, 07/01/2044	2,250,000	2,802,915

Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,341,276
2.710%, 11/01/2026	7,145,000	7,701,667
3.084%, 12/01/2034	5,000,000	5,415,100
3.267%, 06/01/2039	14,000,000	14,692,440
3.610%, 11/01/2032	3,000,000	3,288,570

Schoolcraft Community Schools
5.000%, 05/01/2050	8,315,000	10,265,782

State of Michigan
Trunk Line Revenue
5.000%, 11/15/2045	29,230,000	37,080,886

Thornapple Kellogg School District
5.000%, 05/01/2042	2,345,000	2,961,243

Walled Lake Consolidated
School District
5.000%, 05/01/2050	3,500,000	4,464,740
		135,576,742

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Minnesota – 0.35%

Western Minnesota Municipal
Power Agency
3.156%, 01/01/2039	$17,500,000	$18,748,450

Mississippi – 0.31%

Mississippi Development Bank
5.460%, 10/01/2036	5,735,000	7,167,832

State of Mississippi
5.000%, 10/15/2037	7,925,000	9,561,354
		16,729,186
Missouri – 0.48%

Kansas City Industrial
Development Authority
5.000%, 03/01/2049	11,085,000	13,243,804

Kansas City Land Clearance
Redevelopment Authority
6.400%, 10/15/2040 (a)	8,000,000	7,572,800

St. Louis School District
6.450%, 04/01/2028	3,800,000	4,921,532
		25,738,136
Nebraska – 0.14%

Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	7,638,228

Nevada – 0.61%

City of North Las Vegas, NV
6.572%, 06/01/2040	10,785,000	15,240,715

Clark County School District
5.510%, 06/15/2024	5,495,000	5,951,470

County of Clark, NV
Department of Aviation
5.000%, 07/01/2041	1,500,000	1,842,615

County of Washoe, NV
5.000%, 02/01/2042	8,000,000	9,822,400
		32,857,200
New Hampshire – 0.09%

New Hampshire Business
Finance Authority
3.278%, 10/01/2037	5,000,000	4,934,600

New Jersey – 1.03%

Mercer County
Improvement Authority
8.270%, 12/01/2034	4,880,000	6,901,442

New Jersey Economic
Development Authority
0.000%, 02/15/2025 (d)	18,996,000	18,192,659
7.425%, 02/15/2029	10,000,000	13,031,700

New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,608,900
3.415%, 07/01/2042	3,500,000	3,543,750

New Jersey Turnpike Authority
1.863%, 01/01/2031	10,000,000	9,824,000

Rutgers The State
University of New Jersey
3.270%, 05/01/2043	2,000,000	2,117,440
		55,219,891
New Mexico – 0.06%

City of Albuquerque, NM Refuse
Removal & Disposal Revenue
5.000%, 07/01/2046	2,670,000	3,356,777

New York – 1.15%

City of New York, NY
5.000%, 08/01/2043	5,000,000	6,093,300
5.000%, 03/01/2043	1,610,000	1,983,230

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	1,055,000	1,084,656

Nassau County Interim
Finance Authority
1.459%, 11/15/2029	3,500,000	3,441,865

New York City Industrial
Development Agency
2.436%, 01/01/2036	3,500,000	3,463,530

New York City Transitional Finance
Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,681,800

New York City Transitional
Finance Authority Future
Tax Secured Revenue
5.932%, 11/01/2036	3,715,000	3,728,634

New York State
Dormitory Authority
2.746%, 07/01/2030	6,430,000	6,865,247
2.826%, 07/01/2031	15,015,000	15,973,858
5.096%, 08/01/2034	3,125,000	3,664,187

New York State Urban
Development Corp.
5.000%, 03/15/2047	8,460,000	10,438,371
		61,418,678
North Dakota – 0.13%

County of Burleigh, ND
2.750%, 02/01/2022	7,000,000	7,001,330

Ohio – 2.47%

American Municipal Power, Inc.
7.499%, 02/15/2050	3,255,000	5,207,056
7.834%, 02/15/2041	1,380,000	2,170,740

Buckeye Tobacco Settlement
Financing Authority
1.850%, 06/01/2029	1,170,000	1,145,617
1.950%, 06/01/2026	2,020,000	2,062,844

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ohio – 2.47% (Cont.)

County of Hamilton, OH
3.756%, 06/01/2042	$8,000,000	$8,479,600
5.000%, 11/15/2049	10,880,000	15,943,552

Franklin County Convention
Facilities Authority
2.022%, 12/01/2030	5,485,000	5,487,743
2.472%, 12/01/2034	22,100,000	22,318,569

JobsOhio Beverage System
2.833%, 01/01/2038	7,125,000	7,505,404
4.532%, 01/01/2035	19,470,000	24,246,575

Ohio Higher Educational
Facility Commission
4.500%, 12/01/2026	4,025,000	4,077,124

Ohio Water Development
Authority Water Pollution
Control Loan Fund
5.000%, 12/01/2044	5,000,000	6,300,100
5.000%, 12/01/2050	10,000,000	12,650,000

Southern Ohio Port Authority
7.000%, 12/01/2042 (a)	4,000,000	4,261,080

South-Western City
School District
0.000%, 12/01/2028 (d)	2,735,000	2,280,881

State of Ohio
5.000%, 04/01/2039	1,865,000	2,358,404
5.000%, 04/01/2040	4,000,000	5,046,640

Sycamore Community City
School District
5.850%, 12/01/2028	605,000	781,049
		132,322,978
Oklahoma – 0.17%

Oklahoma Development
Finance Authority
5.450%, 08/15/2028	4,120,000	4,666,518

Oklahoma Turnpike Authority
1.722%, 01/01/2030	4,760,000	4,701,214
		9,367,732
Oregon – 0.77%

Benton & Linn Counties
Consolidated School District
No. 509J & 509A
5.000%, 06/15/2038	2,000,000	2,466,700

Oregon Health &
Science University
2.850%, 07/01/2030	1,000,000	1,060,710

State of Oregon
5.000%, 05/01/2044	7,000,000	8,716,610

State of Oregon Department
of Transportation
5.000%, 11/15/2042	8,195,000	10,371,592

University of Oregon
5.000%, 04/01/2050	15,000,000	18,602,550
		41,218,162
Pennsylvania – 1.33%

Berks County Industrial
Development Authority
3.950%, 05/15/2024	720,000	740,707
4.450%, 05/15/2027	800,000	841,592

Commonwealth
Financing Authority
2.758%, 06/01/2030	4,500,000	4,627,755
2.758%, 06/01/2030	1,040,000	1,069,526
3.657%, 06/01/2038	5,820,000	6,647,488
3.807%, 06/01/2041	6,110,000	6,773,729
4.014%, 06/01/2033	3,630,000	4,199,256

Montgomery County Industrial
Development Authority
3.150%, 11/15/2028	10,000,000	9,977,300

Pennsylvania Economic
Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,181,500

Pennsylvania State University
2.790%, 09/01/2043	21,505,000	22,046,066

Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,857,750
6.375%, 12/01/2038	3,850,000	5,066,562

Union County Hospital Authority
3.800%, 08/01/2023	840,000	865,914
4.400%, 08/01/2028	1,060,000	1,170,473
		71,065,618
Puerto Rico – 0.28%

Children's Trust Fund
5.375%, 05/15/2033	3,470,000	3,491,306

GDB Debt Recovery
Authority of Puerto Rico
7.500%, 08/20/2040	9,870,336	8,439,137

Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
0.000%, 07/01/2027 (d)	3,237,000	2,849,499
		14,779,942
Rhode Island – 0.14%

Providence Public
Building Authority
5.000%, 09/15/2036	6,365,000	7,728,701

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

South Carolina – 0.61%

City of Charleston, SC
Waterworks & Sewer
System Revenue
5.000%, 01/01/2044	$3,190,000	$4,038,157

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	2,000,000	2,719,560

Lexington County
School District No. 1
1.550%, 02/01/2029	3,930,000	3,908,070

Spartanburg County
School District No. 7
5.000%, 03/01/2048	5,000,000	6,126,700
5.000%, 03/01/2043	7,960,000	9,827,894
5.000%, 03/01/2048	5,000,000	6,126,700
		32,747,081
South Dakota – 0.16%

South Dakota
Conservancy District
5.000%, 08/01/2040	1,960,000	2,546,471
5.000%, 08/01/2041	1,820,000	2,356,463
5.000%, 08/01/2042	2,965,000	3,826,511
		8,729,445
Tennessee – 0.37%

Metropolitan Government of
Nashville & Davidson County, TN
1.386%, 07/01/2030	5,000,000	4,903,750

Tennessee State School
Bond Authority
1.512%, 11/01/2031	15,000,000	14,818,500
		19,722,250
Texas – 6.10%

Austin Achieve Public
Schools, Inc.
5.750%, 06/15/2026	2,000,000	2,002,500

Board of Regents of the
University of Texas System
4.794%, 08/15/2046	1,515,000	2,005,072
5.000%, 08/15/2040	2,750,000	3,925,240
5.134%, 08/15/2042	2,500,000	3,377,275

City of Austin, TX Electric
Utility Revenue
5.000%, 11/15/2044	2,000,000	2,525,300
5.000%, 11/15/2049	13,250,000	16,640,542

City of Dallas, TX
0.000%, 02/15/2031 (d)	10,000,000	7,917,900
0.000%, 02/15/2032 (d)	15,000,000	11,469,000

City of Dallas, TX Waterworks
& Sewer System Revenue
5.000%, 10/01/2045	23,135,000	30,009,103

City of El Paso, TX
6.018%, 08/15/2035	3,000,000	4,056,240

City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,647,585
6.290%, 03/01/2032	975,000	1,224,814

City of Houston, TX
Airport System Revenue
2.385%, 07/01/2031	2,500,000	2,540,100
6.880%, 01/01/2028	1,500,000	1,693,965

City of Houston, TX Combined
Utility System Revenue
2.255%, 11/15/2029	4,065,000	4,312,884
5.000%, 11/15/2049	2,000,000	2,499,000
5.000%, 11/15/2045	10,000,000	12,767,100

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,717,770

City of San Antonio, TX Electric
& Gas Systems Revenue
5.000%, 02/01/2045	2,150,000	2,689,285
5.000%, 02/01/2049	6,650,000	8,273,265
5.718%, 02/01/2041	5,645,000	7,919,370
5.985%, 02/01/2039	2,000,000	2,857,980

Colony Economic
Development Corp.
7.250%, 10/01/2042	5,000,000	5,389,000

County of Williamson, TX
1.486%, 02/15/2031	1,000,000	992,330

Dallas Area Rapid Transit
5.000%, 12/01/2045	7,620,000	9,571,101

Dallas Fort Worth
International Airport
2.994%, 11/01/2038	15,100,000	15,846,091

Lower Colorado River Authority
5.000%, 05/15/2045	7,160,000	8,728,613
5.000%, 05/15/2050	10,210,000	12,392,592
5.000%, 05/15/2046	8,875,000	10,978,907

Metropolitan Transit
Authority of Harris County
Sales & Use Tax Revenue
2.599%, 11/01/2037	17,015,000	17,448,542

New Hope Cultural
Education Facilities Corp.
4.000%, 08/01/2020 (e)(g)	220,000	78,650

North Texas Tollway Authority
0.000%, 01/01/2031 (d)	7,850,000	6,583,717
5.000%, 01/01/2043	1,900,000	2,284,085
8.410%, 02/01/2030	5,090,000	6,816,935

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas – 6.10% (Cont.)

Tarrant Regional Water District
1.550%, 09/01/2030	$6,720,000	$6,655,354

Texas Public Finance Authority
8.250%, 07/01/2024	21,145,000	21,225,140

Texas Transportation Commission
1.963%, 10/01/2036	5,150,000	5,117,864
2.013%, 10/01/2037	6,295,000	6,260,125
2.063%, 10/01/2038	6,445,000	6,409,166

Texas Transportation Commission
State Highway Fund
4.000%, 10/01/2033	3,865,000	4,805,818

Texas Water Development Board
5.000%, 04/15/2049	30,000,000	37,143,600

White Settlement Independent
School District
0.000%, 08/15/2030 (d)	1,420,000	1,201,306
		327,000,226
Utah – 0.62%

City of Salt Lake City, UT
Public Utilities Revenue
5.000%, 02/01/2042	3,535,000	4,399,060

County of Salt Lake, UT
Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,681,100

County of Utah, UT
5.000%, 05/15/2043	2,500,000	3,156,575
5.000%, 05/15/2050	10,310,000	12,854,817

Wildflower
Improvement Association
6.625%, 03/01/2031 (a)(e)	8,119,608	8,139,626
		33,231,178
Virginia – 0.60%

County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	5,006,336

Hampton Roads Transportation
Accountability Commission
5.000%, 07/01/2045	17,770,000	22,594,200

Virginia Commonwealth
Transportation Board
5.350%, 05/15/2035	3,755,000	4,667,728
		32,268,264
Washington – 1.68%

Central Puget Sound Regional
Transit Authority
5.000%, 11/01/2046	11,000,000	16,067,590

State of Washington
5.000%, 02/01/2042	25,000,000	31,637,500
5.000%, 02/01/2043	5,000,000	6,312,400
5.000%, 06/01/2044	3,730,000	4,686,745
5.000%, 02/01/2045	17,885,000	22,884,036

Washington State Housing
Finance Commission
3.000%, 01/01/2025 (a)	8,500,000	8,450,615
		90,038,886

West Virginia – 0.79%
State of West Virginia
5.000%, 12/01/2040	8,295,000	10,428,059
5.000%, 06/01/2041	11,545,000	14,470,849
5.000%, 12/01/2041	11,580,000	14,489,475

Tobacco Settlement
Finance Authority
2.701%, 06/01/2030	2,770,000	2,870,579
		42,258,962
Wisconsin – 0.29%

Milwaukee Redevelopment
Authority
0.000%, 04/01/2039 (d)	1,000,000	546,680

Public Finance Authority
4.153%, 05/15/2031	3,635,000	4,066,547
5.000%, 05/15/2032 (a)	1,275,000	1,367,476
9.000%, 06/01/2029 (a)(e)	5,750,000	5,716,305

Wisconsin Department
of Transportation
1.789%, 07/01/2033	4,000,000	3,960,400
		15,657,408
TOTAL MUNICIPAL BONDS
(Cost $2,209,427,703)		2,250,125,837

CLOSED-END MUTUAL FUNDS – 0.12%
BlackRock Investment Quality
Municipal Trust, Inc.	24,400	427,488
Invesco High Income Trust II	71,475	969,201
Invesco Municipal Opportunity Trust	172,200	2,240,322
Nuveen Quality Municipal
Income Fund	183,527	2,752,905
TOTAL CLOSED-END MUTUAL
FUNDS (Cost $5,986,055)		6,389,916

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

GOVERNMENT SECURITIES &
AGENCY ISSUES – 0.09%
United States International
Development Finance Corp.
1.320%, 03/15/2035	$5,000,000	$4,835,588
TOTAL GOVERNMENT
SECURITIES & AGENCY ISSUES
(Cost $5,000,000)		4,835,588

SHORT-TERM INVESTMENTS – 5.87%
First American Government
Obligations Fund –
Class X, 0.030% (k)	314,787,092	314,787,092
TOTAL SHORT-TERM
INVESTMENTS
(Cost $314,787,092)		314,787,092

Total Investments
(Cost $5,361,598,850) – 100.57%		5,390,303,121

Liabilities in Excess
of Other Assets – (0.57)%		(30,275,391)

TOTAL NET ASSETS – 100.00%		$5,360,027,730

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2021.
(c)	Foreign issued security.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Represents an illiquid security. The total market value of these securities were $31,288,453 at February 28, 2021, representing 0.58% of net assets.
(f)	Variable rate security; the rate shown represents the rate at February 28, 2021. The coupon is based on an underlying pool of loans.
(g)	Default or other conditions exist at February 28, 2021.
(h)	Step-up bond; the rate shown represents the rate at February 28, 2021.
(i)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(k)	Seven day yield at February 28, 2021.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 1.01%

Freddie Mac Multifamily ML Certificates
2020-ML07, 2.021%, 10/25/2036 (a)(b)(c)
	$15,639,669	$2,922,428
2019-ML06, 1.132%, 06/25/2037 (a)(b)(c)
	10,125,483	1,102,787
2021-ML08, 1.846%, 07/25/2037 (b)(c)
	18,500,000	3,410,475
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $7,192,774)		7,435,690

MUNICIPAL BONDS – 93.95%

Alabama – 1.87%

Alabama Economic
Settlement Authority
3.163%, 09/15/2025	1,375,000	1,450,295

Alabama Highway Finance Corp.
5.000%, 08/01/2038	2,025,000	2,610,225
5.000%, 08/01/2039	525,000	674,866
5.000%, 08/01/2040	1,060,000	1,359,005

Alabama Public School
and College Authority
5.000%, 11/01/2039	4,000,000	5,174,920

City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,192,830

Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,306,420
		13,768,561
Alaska – 0.87%

Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,405,785

Alaska Industrial
Development & Export Authority
5.250%, 06/01/2045	2,735,000	3,107,589

CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,880,585
		6,393,959
Arizona – 4.66%

Arizona Industrial
Development Authority
4.000%, 11/01/2045	2,000,000	2,263,860
4.000%, 11/01/2050	2,500,000	2,823,350

City of Phoenix Civic
Improvement Corp.
5.000%, 07/01/2044	2,500,000	2,994,575
5.500%, 07/01/2038	2,000,000	2,948,060
5.500%, 07/01/2042	1,545,000	2,357,191

Florence Town, Inc. Industrial
Development Authority
5.000%, 07/01/2023	250,000	260,450

Industrial Development Authority
of the City of Phoenix
4.000%, 07/01/2026 (a)	3,350,000	3,532,709
5.000%, 07/01/2045 (a)	4,000,000	4,319,080
6.750%, 07/01/2044 (a)	3,000,000	3,458,400

Park Central Community
Facilities District
4.375%, 07/01/2024	1,570,000	1,577,128

Salt River Project Agricultural
Improvement & Power District
5.000%, 01/01/2047	5,000,000	6,288,150

Tempe Industrial
Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,500,210
		34,323,163
Arkansas – 0.20%

County of Saline, AR
3.550%, 06/01/2042	1,410,000	1,451,849

California – 9.27%

Adventist Health System
2.952%, 03/01/2029	4,175,000	4,439,498

California County Tobacco
Securitization Agency
1.750%, 06/01/2030	500,000	502,250
5.000%, 06/01/2033	1,950,000	2,517,040

California Municipal
Finance Authority
4.000%, 12/01/2026 (a)	2,000,000	2,024,380
5.000%, 12/01/2054 (a)	1,000,000	1,087,160
5.000%, 12/01/2046 (a)	750,000	819,135

California Pollution Control
Financing Authority
4.000%, 11/01/2023 (a)(d)	3,000,000	3,001,350

California Statewide Communities
Development Authority
6.400%, 06/01/2039	2,480,000	3,336,642

City of Los Angeles
Department of Airports
5.000%, 05/15/2046	3,000,000	3,733,920

City of Los Angeles, CA
Department of Airports
5.000%, 05/15/2033	1,225,000	1,435,970

City of San Diego, CA Tobacco
Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,750,000	1,902,390

Clovis Unified School District
0.000%, 08/01/2028 (e)	2,175,000	1,944,863

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 9.27% (Cont.)

El Camino Healthcare District
0.000%, 08/01/2028 (e)	$1,435,000	$1,289,792

Encinitas Union School District
0.000%, 08/01/2035 (e)	690,000	991,454

Inland Empire Tobacco
Securitization Corp.
3.678%, 06/01/2038	3,815,000	3,985,950

Los Angeles Housing Authority
5.000%, 06/01/2044	2,200,000	2,567,334

Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,080,122

Manteca Redevelopment
Agency Successor Agency
2.393%, 10/01/2030	500,000	517,275

Mesa Water District
5.000%, 03/15/2050	4,875,000	6,141,379

Mountain View Shoreline
Regional Park Community
5.000%, 08/01/2043	3,145,000	3,778,749

M-S-R Energy Authority
6.500%, 11/01/2039	2,350,000	3,715,914
7.000%, 11/01/2034	1,160,000	1,785,379

Palmdale Elementary School District
0.000%, 08/01/2028 (e)	500,000	435,735

Ravenswood City School District
5.000%, 08/01/2038	1,360,000	1,645,505

Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,222,480

Riverside County Redevelopment
Successor Agency
0.000%, 10/01/2031 (e)	840,000	954,080

San Diego Unified School District
0.000%, 07/01/2041 (e)	2,005,000	2,182,763

San Joaquin Hills Transportation
Corridor Agency
5.000%, 01/15/2029	550,000	629,723

San Leandro Unified School District
0.000%, 08/01/2039 (e)	1,965,000	1,890,016

San Mateo Foster City Public
Financing Authority
5.000%, 08/01/2049	2,000,000	2,507,480

Santa Barbara Secondary
High School District
0.000%, 08/01/2040 (e)	1,000,000	578,410

St. Helena Unified School District
0.000%, 06/01/2036 (e)	2,805,000	3,542,210
		68,186,348
Colorado – 4.08%

City & County of Denver, CO
Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,364,050

City of Fruita, CO
Healthcare Revenue
5.000%, 01/01/2028	900,000	905,859

Colorado Health Facilities Authority
5.000%, 08/01/2044	2,410,000	2,919,016

CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,794,645

El Paso County School
District No. 49
5.000%, 12/15/2031	1,500,000	1,773,210

Public Authority for
Colorado Energy
6.500%, 11/15/2038	2,720,000	4,077,334

Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,537,280

Regional Transportation District
4.000%, 07/15/2039	3,535,000	4,321,750

Vauxmont Metropolitan District
5.000%, 12/15/2021	100,000	103,291
5.000%, 12/01/2021	300,000	309,411
5.000%, 12/01/2050	3,450,000	4,118,886

Weld County School
District No. RE-2
5.000%, 12/01/2044	3,015,000	3,796,186
		30,020,918
Delaware – 0.60%

University of Delaware
5.000%, 11/01/2038	1,595,000	2,240,098
5.000%, 11/01/2039	1,510,000	2,136,514
		4,376,612

District of Columbia – 1.28%

District of Columbia
5.000%, 03/01/2044	3,460,000	4,342,957
5.000%, 06/01/2055	2,000,000	2,274,100

Metropolitan Washington
Airports Authority
5.000%, 10/01/2032	2,360,000	2,783,266
		9,400,323
Florida – 6.52%

Broward County, FL Water
& Sewer Utility Revenue
5.000%, 10/01/2038	1,000,000	1,282,080

Capital Trust Agency, Inc.
5.000%, 08/01/2040	300,000	353,775
5.000%, 08/01/2055	800,000	925,264

City of Belle Isle, FL
5.500%, 10/01/2022	230,000	239,076

City of Orlando, FL Tourist
Development Tax Revenue
5.000%, 11/01/2038	1,000,000	1,216,230

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Florida – 6.52% (Cont.)

City of Tampa, FL
5.000%, 07/01/2050	$2,000,000	$2,457,800

County of Lake, FL
3.375%, 08/15/2026	1,400,000	1,408,022
5.000%, 08/15/2025	2,905,000	2,916,010

County of Miami-Dade, FL
5.000%, 07/01/2043	2,000,000	2,537,020
5.000%, 07/01/2043	1,500,000	1,790,385
5.000%, 07/01/2043	3,500,000	4,368,035

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2038	3,250,000	3,779,360

County of Miami-Dade, FL
Seaport Revenue
5.750%, 10/01/2028	545,000	615,883

County of Sarasota, FL
Utility System Revenue
5.000%, 10/01/2039	2,055,000	2,554,488
5.000%, 10/01/2045	2,000,000	2,551,500

Dade County, FL Professional Sports
Franchise Facilities Tax Revenue
5.250%, 10/01/2030	1,040,000	1,391,187

Florida Development Finance Corp.
5.000%, 09/15/2040 (a)	2,050,000	2,247,046
5.500%, 09/15/2025 (a)	1,730,000	1,760,673
6.500%, 01/01/2049 (a)	2,735,000	2,624,233
7.375%, 01/01/2049 (a)	3,000,000	2,912,100

Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,731,090

School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	3,130,437

School District of Broward County
5.000%, 07/01/2040	2,500,000	3,073,025

Venetian Community
Development District
5.000%, 05/01/2023	80,000	82,374
		47,947,093
Georgia – 1.90%

Americus & Sumter County
Hospital Authority
5.125%, 05/15/2023	250,000	261,715

Brookhaven Development Authority
5.000%, 07/01/2039	855,000	1,072,341

City of Atlanta, GA Water &
Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,884,660

Cobb County Kennestone
Hospital Authority
4.000%, 04/01/2041	225,000	258,251
5.000%, 04/01/2050	5,000,000	6,140,450
5.000%, 04/01/2037	175,000	220,778
5.000%, 04/01/2038	550,000	691,773

Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	607,485

Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,585,363

Municipal Electric
Authority of Georgia
5.000%, 01/01/2045	1,000,000	1,230,330
		13,953,146
Hawaii – 0.47%

City & County of Honolulu, HI
5.000%, 07/01/2035	900,000	1,172,475

State of Hawaii
5.000%, 01/01/2038	1,885,000	2,301,321
		3,473,796
Illinois – 5.39%

Boone & Winnebago
Counties Community Unit
School District No. 200
0.000%, 01/01/2024 (e)	815,000	795,301

Boone Mchenry & Dekalb
Counties Community Unit
School District No. 100
0.000%, 12/01/2023 (e)	520,000	512,772
0.000%, 12/01/2023 (e)	615,000	605,338
0.000%, 12/01/2024 (e)	365,000	354,207

Chicago Board of Education
0.000%, 12/01/2022 (e)	840,000	832,919

Chicago O’Hare International Airport
5.000%, 01/01/2037	2,000,000	2,328,080
5.000%, 01/01/2042	500,000	576,105

Chicago Transit Authority
5.000%, 06/01/2024	750,000	851,340

Cook County School District No. 103
0.000%, 12/01/2022 (e)	850,000	840,191

County of Cook, IL
Sales Tax Revenue
4.000%, 11/15/2040	1,905,000	2,215,725
4.000%, 11/15/2041	3,500,000	4,055,275

Illinois Finance Authority
5.000%, 01/01/2034	500,000	589,755
5.000%, 07/01/2037	4,810,000	6,138,282

Macon County School
District No. 61
5.000%, 12/01/2040	1,580,000	1,887,073

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2026 (e)	2,380,000	2,210,711

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	3,500,000	4,198,460

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Illinois – 5.39% (Cont.)

Railsplitter Tobacco
Settlement Authority
5.000%, 06/01/2027	$1,375,000	$1,640,581

Regional Transportation Authority
5.750%, 06/01/2034	3,000,000	4,041,030

Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	2,055,623

State of Illinois
4.875%, 05/01/2021	1,000,000	1,006,870
6.000%, 06/15/2026	1,575,000	1,957,772
		39,693,410
Indiana – 3.76%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	564,730

Hammond Multi-School
Building Corp.
5.000%, 07/15/2034	2,000,000	2,416,040

Indiana Finance Authority
5.000%, 10/01/2044	3,000,000	3,698,460
5.000%, 09/01/2036	1,000,000	1,168,630
5.500%, 11/15/2026	1,165,000	1,193,776

Indiana Health Facility
Financing Authority
5.000%, 11/15/2034	1,350,000	1,598,670

Indiana Municipal Power Agency
5.000%, 01/01/2042	3,850,000	4,524,135

Indianapolis Local Public
Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,137,319
5.000%, 01/01/2039	2,500,000	3,253,525
5.250%, 02/01/2039	2,155,000	2,737,582

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2033	1,130,000	1,351,118

Purdue University
5.000%, 07/01/2035	700,000	916,188
5.000%, 07/01/2036	1,500,000	1,955,640
5.000%, 07/01/2037	100,000	129,900
		27,645,713
Iowa – 0.17%

Iowa Finance Authority
2.875%, 05/15/2049	1,250,000	1,266,913

Kentucky – 1.67%

County of Trimble, KY
1.300%, 09/01/2044	3,500,000	3,449,110

Grant County School
District Finance Corp.
1.400%, 08/01/2022	165,000	166,589

Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,702,810

Kentucky Economic Development
Finance Authority
5.000%, 05/15/2026	1,000,000	1,060,470

Kentucky Public Energy Authority
4.000%, 02/01/2050	3,350,000	3,918,629
		12,297,608
Louisiana – 1.09%

East Baton Rouge
Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,349,240

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	447,999

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 11/01/2032	1,200,000	1,415,772
5.000%, 12/01/2037	1,685,000	2,093,478

Louisiana Stadium &
Exposition District
5.000%, 07/03/2023	500,000	540,260

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	422,704
5.250%, 05/15/2033	745,000	781,646
		8,051,099
Maine – 0.34%

Maine Governmental
Facilities Authority
5.000%, 10/01/2038	2,000,000	2,505,600

Maryland – 1.72%

City of Baltimore, MD
5.000%, 07/01/2050	2,550,000	3,216,850

County of Anne Arundel, MD
5.000%, 10/01/2046	3,000,000	3,753,870

Maryland Stadium Authority
5.000%, 05/01/2050	4,000,000	5,701,840
		12,672,560
Massachusetts – 2.99%

Commonwealth of Massachusetts
5.000%, 11/01/2045	4,000,000	5,074,720
5.250%, 09/01/2043	2,000,000	2,523,800

Commonwealth of Massachusetts
Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	6,142,850

Massachusetts Educational
Financing Authority
5.000%, 07/01/2028	2,250,000	2,779,853

Massachusetts Port Authority
5.000%, 07/01/2039	1,000,000	1,295,780
5.000%, 07/01/2040	875,000	1,130,675

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Massachusetts – 2.99% (Cont.)

Massachusetts School
Building Authority
5.000%, 02/15/2044	$2,500,000	$3,073,050
		22,020,728
Michigan – 4.31%

Battle Creek School District
5.000%, 05/01/2037	775,000	920,498

Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,446,148

Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,181,930

City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,860,260
5.000%, 04/01/2046	1,850,000	2,213,507

Detroit City School District
5.250%, 05/01/2027	715,000	899,127

Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,242,920

Kalamazoo Economic
Development Corp.
2.625%, 05/15/2025	1,150,000	1,153,450

Michigan Finance Authority
1.250%, 06/01/2030	500,000	500,660
3.267%, 06/01/2039	6,000,000	6,296,760
3.875%, 10/01/2023	250,000	258,290
5.000%, 12/01/2041	1,990,000	2,479,659

Schoolcraft Community Schools
5.000%, 05/01/2046	2,000,000	2,478,200

Thornapple Kellogg School District
5.000%, 05/01/2043	2,360,000	2,959,629

Walled Lake Consolidated
School District
5.000%, 05/01/2045	2,300,000	2,930,315

Western Michigan University
5.000%, 11/15/2046	1,500,000	1,870,245
		31,691,598
Minnesota – 0.90%

City of Minneapolis, MN

5.000%, 03/01/2029	450,000	469,089
5.750%, 07/01/2055	2,000,000	2,228,420

City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,064,000

Dakota County Community
Development Agency
3.800%, 07/01/2022	2,000,000	1,995,420

Minneapolis-St. Paul Metropolitan
Airports Commission
5.000%, 01/01/2041	750,000	878,857
		6,635,786
Missouri – 1.54%

Jackson County School District
5.500%, 03/01/2035	1,015,000	1,327,691
5.500%, 03/01/2037	990,000	1,286,277

Kansas City Industrial
Development Authority
5.000%, 03/01/2057	3,250,000	3,930,908

Kansas City Land Clearance
Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	1,062,130

Missouri Joint Municipal
Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,373,940

St. Louis County Industrial
Development Authority
5.125%, 09/01/2048	1,250,000	1,382,000
		11,362,946
Nebraska – 0.36%

Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,680,080

Nevada – 0.60%

City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,372,099

County of Clark, NV
Department of Aviation
5.000%, 07/01/2041	2,500,000	3,071,025
		4,443,124
New Hampshire – 0.34%

New Hampshire Health and
Education Facilities Authority
5.000%, 07/01/2041	2,050,000	2,493,579

New Jersey – 1.13%

Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,195,249

New Jersey Economic
Development Authority
3.375%, 07/01/2030	1,000,000	1,036,320
5.500%, 01/01/2027	300,000	337,629

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2027	765,000	936,154

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027 (e)	2,210,000	2,032,670
0.000%, 12/15/2030 (e)	1,780,000	1,506,111

Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,035,000	1,258,570
		8,302,703
New Mexico – 0.10%

City of Santa Fe, NM
2.250%, 05/15/2024	710,000	708,246

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New York – 6.65%

City of New York, NY
5.000%, 12/01/2037	$2,000,000	$2,444,160

Metropolitan Transportation
Authority
5.000%, 05/15/2021	1,245,000	1,255,919

Nassau County Interim
Finance Authority
5.000%, 11/15/2035	2,250,000	2,990,453

New York City Transitional
Finance Authority Future
Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	6,118,000

New York City Water
& Sewer System
5.000%, 06/15/2040	2,040,000	2,486,393
5.000%, 06/15/2050	3,260,000	4,077,804

New York State Dormitory Authority
2.692%, 07/01/2035	1,000,000	988,860
2.742%, 07/01/2036	1,205,000	1,188,395
2.792%, 07/01/2037	1,200,000	1,180,584
2.842%, 07/01/2038	1,100,000	1,080,024
4.000%, 08/01/2043	4,475,000	5,075,903
5.000%, 03/15/2041	2,275,000	2,774,476

New York State Urban
Development Corp.
5.000%, 03/15/2044	5,615,000	6,935,704

New York Transportation
Development Corp.
5.000%, 12/01/2037	1,280,000	1,576,051

Port Authority of New York
& New Jersey
5.000%, 09/01/2032	1,525,000	1,731,302
5.000%, 10/15/2040	3,165,000	3,912,098
5.000%, 10/15/2041	2,500,000	3,083,450
		48,899,576
North Carolina – 0.24%

Durham Housing Authority
2.000%, 09/01/2024	1,000,000	1,001,090

North Carolina Medical
Care Commission
2.500%, 10/01/2024	740,000	742,982
		1,744,072
North Dakota – 0.53%

City of Mandan, ND
2.750%, 09/01/2041	915,000	915,064

County of Burleigh, ND
2.750%, 02/01/2022	3,000,000	3,000,570
		3,915,634
Ohio – 3.88%

Buckeye Tobacco Settlement
Financing Authority
1.850%, 06/01/2029	615,000	602,184

City of Columbus, OH
5.000%, 04/01/2040	3,000,000	3,839,640
5.000%, 04/01/2041	2,400,000	3,061,920

County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,508,442

County of Hamilton, OH
3.374%, 06/01/2034	3,000,000	3,189,630

Franklin County Convention
Facilities Authority
5.000%, 12/01/2046	3,000,000	3,514,950

Licking Heights Local School District
5.000%, 10/01/2042	1,000,000	1,193,680

Ohio Higher Educational
Facility Commission
3.750%, 12/01/2023	1,790,000	1,803,174

Ohio Water Development Authority
Water Pollution Control Loan Fund
5.000%, 12/01/2050	4,285,000	5,420,525

Southern Ohio Port Authority
7.000%, 12/01/2042 (a)	3,000,000	3,195,810

State of Ohio
5.000%, 01/01/2033	1,000,000	1,239,580
		28,569,535
Oregon – 1.25%

Benton & Linn Counties Consolidated
School District No. 509J & 509A
5.000%, 06/15/2038	1,455,000	1,794,524

Clackamas County Hospital
Facility Authority
2.750%, 11/15/2025	500,000	503,995
5.375%, 11/15/2055	500,000	536,195

Medford Hospital
Facilities Authority
5.000%, 10/01/2024	450,000	493,789
5.000%, 08/15/2045	2,420,000	3,017,813

Port of Portland, OR
Airport Revenue
5.000%, 07/01/2042	2,485,000	2,872,337
		9,218,653
Pennsylvania – 2.90%

Berks County Industrial
Development Authority
3.200%, 05/15/2021	290,000	290,554

Commonwealth Financing Authority
5.000%, 06/01/2034	1,750,000	2,134,703
5.000%, 06/01/2035	730,000	888,315

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Pennsylvania – 2.90% (Cont.)

Delaware Valley Regional
Finance Authority
0.962%, 09/01/2048	$1,000,000	$996,040

Geisinger Authority
5.000%, 04/01/2050	4,070,000	5,002,111

Hopewell Area School District
0.000%, 09/01/2026 (e)	900,000	833,742

Montour School District
5.000%, 04/01/2035	1,825,000	2,124,026

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	896,895

Pennsylvania Turnpike Commission
5.000%, 12/01/2045	2,500,000	3,121,250
6.000%, 12/01/2030	625,000	816,887
6.375%, 12/01/2038	2,000,000	2,631,980

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2021 (e)	1,025,000	1,024,693

Scranton School District
5.000%, 12/01/2035	500,000	604,050
		21,365,246
Puerto Rico – 1.88%

Children’s Trust Fund
5.375%, 05/15/2033	1,410,000	1,418,657

Commonwealth of Puerto Rico
8.000%, 07/01/2035	2,000,000	1,557,500

GDB Debt Recovery Authority
of Puerto Rico
7.500%, 08/20/2040	4,003,141	3,422,686

Puerto Rico Convention Center
District Authority
4.500%, 07/01/2036	1,900,000	1,935,796

Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
0.000%, 07/01/2024 (e)	4,476,000	4,212,364
0.000%, 07/01/2029 (e)	1,577,000	1,304,731
		13,851,734
Rhode Island – 0.57%

City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,437,773

Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,009,455
5.000%, 12/01/2025	525,000	617,311

Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	125,000	131,270
		4,195,809
South Carolina – 0.19%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	1,000,000	1,359,780

Texas – 8.63%

Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,546,664

Arlington Higher Education
Finance Corp.
5.000%, 02/15/2030	1,000,000	1,145,430
5.000%, 08/15/2033	610,000	789,016
5.000%, 08/15/2034	525,000	675,523

Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,170,000	1,171,462

Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,629,551

City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,046,942

City of Houston, TX Combined
Utility System Revenue
5.000%, 11/15/2042	2,000,000	2,450,020

City of San Antonio, TX Electric
& Gas Systems Revenue
5.000%, 02/01/2044	1,015,000	1,255,129

Clifton Higher Education
Finance Corp.
6.000%, 03/01/2029	2,550,000	2,790,924

Colony Economic
Development Corp.
7.250%, 10/01/2042	1,500,000	1,616,700

Colony Local Development Corp.
7.250%, 10/01/2033	700,000	760,809

County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,555,102

County of Fort Bend, TX
5.000%, 03/01/2041	1,500,000	1,905,390

County of Harris, TX
0.832%, 08/15/2035	1,020,000	950,008
5.000%, 08/15/2034	1,000,000	1,204,630

Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,110,936

El Paso Independent
School District
5.000%, 08/15/2037	1,250,000	1,502,125

Grand Parkway
Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,473,660

Lower Colorado River Authority
5.000%, 05/15/2051	3,925,000	4,835,835
5.000%, 05/15/2041	40,000	50,106

New Hope Cultural Education
Facilities Finance Corp.
10.000%, 12/01/2025 (a)	1,000,000	1,021,330

North East Independent
School District
5.250%, 02/01/2030	1,025,000	1,374,771

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas – 8.63% (Cont.)

North Texas Tollway Authority
5.000%, 01/01/2043	$1,995,000	$2,398,289

Pottsboro Higher Education
Finance Corp.
2.000%, 08/15/2040	775,000	754,168

San Antonio Water System
5.000%, 05/15/2050	3,010,000	3,750,099

State of Texas
4.000%, 08/01/2033	1,315,000	1,663,278
4.000%, 08/01/2034	1,350,000	1,715,107
5.500%, 08/01/2033	1,000,000	1,234,430

Tarrant County Cultural Education
Facilities Finance Corp.
3.000%, 11/15/2026	1,000,000	1,008,240
5.000%, 07/01/2036	1,500,000	1,847,955
5.250%, 11/15/2025	2,070,000	2,075,693

Texas Municipal Gas
Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,735,000	2,037,411

Texas Municipal Gas
Acquisition & Supply Corp. III
5.000%, 12/15/2032	2,175,000	2,879,200

Texas Public Finance Authority
8.250%, 07/01/2024	1,900,000	1,907,201

University of Texas System
5.000%, 08/15/2039	2,645,000	3,344,735
		63,477,869
Utah – 2.25%

County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,752,615

Salt Lake City Corp.
Airport Revenue
5.000%, 07/01/2042	3,000,000	3,499,260
5.000%, 07/01/2043	1,000,000	1,180,950

University of Utah
5.000%, 08/01/2040	700,000	903,077

Utah Associated Municipal
Power Systems
5.000%, 09/01/2037	2,005,000	2,415,845

Utah Charter School
Finance Authority
5.000%, 10/15/2035	1,500,000	1,716,315
5.000%, 04/15/2039	700,000	834,876

Wildflower Improvement
Association
6.625%, 03/01/2031 (a)(d)	4,253,128	4,263,613
		16,566,551
Vermont – 0.04%

Vermont Economic
Development Authority
5.000%, 05/01/2021	300,000	301,050

Virginia – 0.39%

Arlington County Industrial
Development Authority
5.000%, 07/01/2037	500,000	636,545

County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,232,480
		2,869,025
Washington – 3.96%

Central Puget Sound Regional
Transit Authority
5.000%, 11/01/2046	4,000,000	5,842,760

Chelan County Public Utility
District No. 1
0.000%, 06/01/2026 (e)	450,000	423,373

City of Bellingham, WA
Water & Sewer Revenue
5.000%, 08/01/2039	1,100,000	1,405,987
5.000%, 08/01/2041	1,225,000	1,555,652

City of Seattle, WA Municipal
Light & Power Revenue
5.000%, 04/01/2042	3,000,000	3,733,230

Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,677,825

Spokane County School
District No. 81
5.000%, 12/01/2036	2,000,000	2,535,720

State of Washington
5.000%, 02/01/2043	5,000,000	6,119,600

Washington Health Care
Facilities Authority
5.000%, 10/01/2038	1,535,000	1,757,606

Washington State Convention
Center Public Facilities District
5.000%, 07/01/2048	2,000,000	2,312,840

Washington State Housing
Finance Commission
2.375%, 01/01/2026 (a)	1,250,000	1,244,600
5.000%, 01/01/2055 (a)	500,000	545,285
		29,154,478
West Virginia – 1.06%

Roane County Building Commission
2.550%, 11/01/2021	2,000,000	2,002,540

State of West Virginia
5.000%, 06/01/2041	2,510,000	3,146,109
5.000%, 12/01/2043	2,110,000	2,629,672
		7,778,321

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wisconsin – 1.40%

County of Milwaukee, WI
Airport Revenue
5.000%, 12/01/2028	$1,000,000	$1,188,160

Plateville Redevelopment Authority
5.000%, 07/01/2022	320,000	328,992

Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,207,910
5.000%, 07/01/2038	2,000,000	2,422,920
5.250%, 05/15/2037 (a)	510,000	548,806
9.000%, 06/01/2029 (a)(d)	2,000,000	1,988,280

Wisconsin Center District, WI
Tax Revenue
0.000%, 12/15/2027 (e)	410,000	369,058
0.000%, 12/15/2028 (e)	255,000	223,023
0.000%, 12/15/2029 (e)	260,000	220,100
0.000%, 12/15/2030 (e)	460,000	377,329

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2034	1,180,000	1,436,886
		10,311,464
TOTAL MUNICIPAL BONDS
(Cost $670,359,676)		691,346,258

SHORT-TERM INVESTMENTS – 5.84%
First American Government
Obligations Fund –
Class X, 0.030% (f)	42,969,426	42,969,426
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,969,426)		42,969,426

Total Investments
(Cost $720,521,876) – 100.80%		741,751,374

Liabilities in Excess
of Other Assets – (0.80)%		(5,851,274)

TOTAL NET ASSETS – 100.00%		$735,900,100

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2021. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents an illiquid security. The total market value of these securities were $9,253,243 at February 28, 2021, representing 1.26% of net assets.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Seven day yield at February 28, 2021.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

COLLATERALIZED LOAN
OBLIGATIONS – 18.71%

Apidos CLO XI
2012-11A, 4.073% (3 Month LIBOR USD + 3.850%),

10/17/2030 (a)(b)(c)	$300,000	$300,569

Apidos CLO XII
2013-12A, 5.641% (3 Month LIBOR USD + 5.400%),

04/15/2031 (a)(b)(c)	350,000	321,859

Goldentree Loan Management
US CLO 2 Ltd.
2017-2A, 4.924% (3 Month LIBOR USD + 4.700%),

11/28/2030 (a)(b)(c)	275,000	258,711

Goldentree Loan Management
US CLO 4 Ltd.
2019-4A, 4.968% (3 Month LIBOR USD + 4.750%),

04/24/2031 (a)(b)(c)	300,000	286,661

LCM 29 Ltd.
29A, 4.091% (3 Month LIBOR USD + 3.850%),

04/15/2031 (a)(b)(c)	300,000	299,473

LCM XVIII LP
18A, 6.174% (3 Month LIBOR USD + 5.950%),

04/20/2031 (a)(b)(c)	300,000	279,189

Magnetite VII Ltd.
2012-7A, 4.741% (3 Month LIBOR USD + 4.500%),

01/15/2028 (a)(b)(c)	250,000	239,320
TOTAL COLLATERALIZED
LOAN OBLIGATIONS
(Cost $1,988,822)		1,985,782

CORPORATE BONDS – 19.79%

Administrative and
Support Services – 2.49%

ADT Security Corp.
4.875%, 07/15/2032 (a)	250,000	264,375

Computer and Electronic
Product Manufacturing – 2.86%

Dell International LLC
8.350%, 07/15/2046 (a)	200,000	302,549

Credit Intermediation and
Related Activities – 3.47%

OneMain Finance Corp.
5.375%, 11/15/2029	350,000	368,375

Hospitals – 2.75%

Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	300,000	291,492

Nonmetallic Mineral Product
Manufacturing – 2.75%

Corning, Inc.
5.750%, 08/15/2040	225,000	291,837

Real Estate – 2.69%

Simon Property Group LP
6.750%, 02/01/2040	200,000	285,439

Telecommunications – 2.78%

Embarq Corp.
7.995%, 06/01/2036	250,000	295,313
TOTAL CORPORATE BONDS
(Cost $2,163,308)		2,099,380

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED
SECURITIES – 13.77%

Alternative Loan Trust
2006-J5, 6.500%, 09/25/2036	317,870	254,139

CHL Mortgage Pass-Through Trust
2004-22, 2.762%, 11/25/2034 (d)	207,960	209,908
2006-17, 6.000% (1 Month LIBOR USD + 0.550%),

12/25/2036 (b)	461,284	308,584
2007-HY5, 3.130%, 09/25/2037 (d)	344,763	338,752

Volt LLC
2021-NPL4, 0.000%, 03/27/2051 (e)	350,000	350,000
TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $1,481,087)		1,461,383

NON-AGENCY COMMERCIAL
MORTGAGE BACKED
SECURITIES – 9.47%

Barclays Commercial Mortgage Trust
2019-C5, 0.892%, 11/15/2052 (d)(f)	3,205,012	184,438

Citigroup Commercial Mortgage Trust
2019-GC41, 0.000%, 08/11/2056 (e)	241,000	248,475

GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	298,000	294,768

Wells Fargo Commercial
Mortgage Trust
2019-C51, 1.373%, 06/15/2052 (d)(f)	3,229,862	277,264
TOTAL NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $988,244)		1,004,945

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2021 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 4.36%

Freddie Mac Multifamily Structured
Pass Through Certificates
K721, 0.317%, 08/25/2022 (d)(f)	$38,256,813	$147,140
K121, 1.195%, 11/25/2030 (d)(f)	3,000,000	316,116
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $460,053)		463,256

MUNICIPAL BONDS – 16.27%

California – 2.62%

Newport Mesa Unified
School District
0.000%, 08/01/2042 (e)	200,000	278,680

Florida – 2.29%

Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	250,000	242,675

Michigan – 3.12%

City of Detroit, MI
4.000%, 04/01/2044	350,000	331,695

New Hampshire – 2.31%

New Hampshire Business
Finance Authority
3.278%, 10/01/2037	250,000	244,870

Puerto Rico – 2.42%

GDB Debt Recovery Authority
of Puerto Rico
7.500%, 08/20/2040	300,038	256,532

Texas – 1.17%

Texas Transportation Commission
State Highway Fund
4.000%, 10/01/2033	100,000	124,096

Wisconsin – 2.34%

Public Finance Authority
9.000%, 06/01/2029 (a)(g)	250,000	248,350
TOTAL MUNICIPAL BONDS
(Cost $1,727,963)		1,726,898

SHORT-TERM INVESTMENTS – 14.82%
First American Government
Obligations Fund –
Class X, 0.030% (h)	1,573,189	1,573,189
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,573,189)		1,573,189

Total Investments
(Cost $10,382,666) – 97.19%		10,314,833

Other Assets in
Excess of Liabilities – 2.81%		298,494

TOTAL NET ASSETS – 100.00%		$10,613,327

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2021.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2021. The coupon is based on an underlying pool of loans.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(g)	Represents an illiquid security. The total market value of these securities were $248,350 at February 28, 2021, representing 2.34% of net assets.
(h)	Seven day yield at February 28, 2021.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2021 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Investment Income
Interest income	$100,250,387	$7,906,890	$60,941
Dividend income	170,650	—	—
Total Investment Income	100,421,037	7,906,890	60,941

Expenses
Advisory fees	14,144,262	1,254,870	9,595
Transfer agent fees and expenses	2,320,092	43,623	8,909
Administration and accounting fees	930,157	136,465	6,411
Federal and state registration fees	176,892	45,613	5,900
Reports to shareholders	144,078	11,971	1,003
Distribution fees – Class C	142,695	—	—
Custody fees	105,929	12,910	817
Service fees – Class C	47,565	—	—
Distribution fees – Class A	30,992	59,966	—
Audit and tax fees	22,982	10,928	5,192
Legal fees	17,930	8,077	2,478
Insurance expense	13,444	2,620	708
Chief Compliance Officer fees	6,157	6,154	1,888
Trustees’ fees	5,961	5,961	3,009
Other expenses	12,797	3,415	1,239
Total Expenses	18,121,933	1,602,573	47,149
Expense Recoupment (Reimbursement) by Adviser	—	120,056	(35,275)
Net Expenses	18,121,933	1,722,629	11,874

Net Investment Income	82,299,104	6,184,261	49,067

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	6,693,235	1,143,591	8,098
Change in net unrealized appreciation (depreciation)
from investments	(23,636,205)	(4,315,606)	(67,833)
Net Realized and Unrealized Loss on Investments	(16,942,970)	3,172,015	(59,735)

Net Increase (Decrease) in
Net Assets from Operations	$65,356,134	$3,012,246	$(10,668)

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
From Operations
Net investment income	$82,299,104	$126,837,829
Net realized gain from investments	6,693,235	26,162,240
Change in net unrealized depreciation from investments	(23,636,205)	(45,923,317)
Net increase in net assets from operations	65,356,134	107,076,752

From Distributions
Net dividends and distributions – Institutional Class	(91,509,332)	(132,715,402)
Net dividends and distributions – Class A	(459,190)	(497,322)
Net dividends and distributions – Class C	(558,465)	(569,023)
Net decrease in net assets resulting from distributions paid	(92,526,987)	(133,781,747)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	1,525,313,877	2,580,483,461
Proceeds from shares sold – Class A	16,131,498	15,532,602
Proceeds from shares sold – Class C	20,095,912	27,305,799
Shares issued in reinvestment of distributions declared –
Institutional Class	79,624,238	115,021,443
Shares issued in reinvestment of distributions declared – Class A	459,095	496,327
Shares issued in reinvestment of distributions declared – Class C	557,240	567,729
Cost for shares redeemed – Institutional Class(1)	(563,344,019)	(1,240,857,177)
Cost for shares redeemed – Class A(2)	(4,212,170)	(4,204,348)
Cost for shares redeemed – Class C(3)	(2,753,635)	(4,136,232)
Net increase in net assets from capital share transactions	1,071,872,036	1,490,209,604

Total Increase in Net Assets	1,044,701,183	1,463,504,609

Net Assets
Beginning of period	4,315,326,547	2,851,821,938
End of period	$5,360,027,730	$4,315,326,547

(1)	Net of redemption fees of $0 and $62,120 for the six months ended February 28, 2021 and the year ended August 31, 2020, respectively.
(2)	Net of redemption fees of $0 and $2 for the six months ended February 28, 2021 and the year ended August 31, 2020, respectively.
(3)	Net of redemption fees of $0 and $1,762 for the six months ended February 28, 2021 and the year ended August 31, 2020, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
From Operations
Net investment income	$6,184,261	$8,723,181
Net realized gain from investments	1,143,591	2,165,298
Change in net unrealized appreciation (depreciation) from investments	(4,315,606)	3,793,873
Net increase in net assets from operations	3,012,246	14,682,352

From Distributions
Net dividends and distributions – Institutional Class	(8,339,546)	(11,026,481)
Net dividends and distributions – Class A	(629,224)	(681,426)
Net decrease in net assets resulting from distributions paid	(8,968,770)	(11,707,907)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	233,102,407	278,193,988
Proceeds from shares sold – Class A	17,894,253	24,240,584
Shares issued in reinvestment of distributions declared – Institutional Class	7,397,965	9,596,365
Shares issued in reinvestment of distributions declared – Class A	575,014	559,195
Cost for shares redeemed – Institutional Class(1)	(54,635,008)	(97,985,777)
Cost for shares redeemed – Class A(2)	(5,205,130)	(4,376,101)
Net increase in net assets from capital share transactions	199,129,501	210,228,254

Total Increase in Net Assets	193,172,977	213,202,699

Net Assets
Beginning of period	542,727,123	329,524,424
End of period	$735,900,100	$542,727,123

(1)	Net of redemption fees of $0 and $1,093 for the six months ended February 28, 2021 and the year ended August 31, 2020, respectively.
(2)	Net of redemption fees of $0 and $462 for the six months ended February 28, 2021 and the year ended August 31, 2020, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENT OF CHANGES IN NET ASSETS
Performance Trust Credit Fund

Period Ended
February 28, 2021
(Unaudited)(1)
From Operations
Net investment income	$49,067
Net realized gain from investments	8,098
Change in net unrealized depreciation from investments	(67,833)
Net decrease in net assets from operations	(10,668)

From Distributions
Net dividends and distributions – Institutional Class	(30,244)
Net decrease in net assets resulting from distributions paid	(30,244)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	10,623,995
Shares issued in reinvestment of distributions declared – Institutional Class	30,244
Net increase in net assets from capital share transactions	10,654,239

Total Increase in Net Assets	10,613,327

Net Assets
Beginning of period	—
End of period	$10,613,327

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2021	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Institutional Class Shares

Net Asset Value,
Beginning of Period	$22.99	$23.22	$22.21	$22.84	$22.98	$22.53

Income (loss) from
investment operations:
Net investment income(1)	0.40	0.82	0.83	0.94	1.09	1.17
Net realized and unrealized
gain (loss) on investments(2)	(0.05)	(0.18)	1.07	(0.50)	0.05	0.46
Total from investment operations	0.35	0.64	1.90	0.44	1.14	1.63

Less distributions paid:
From net investment income	(0.45)	(0.87)	(0.89)	(1.07)	(1.28)	(1.19)
From net realized gain on investments	—	—	—	—	—	—
Total distributions paid	(0.45)	(0.87)	(0.89)	(1.07)	(1.28)	(1.19)

Paid-in capital from
redemption fees (Note 2)	0.00	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01

Net Asset Value, End of Period	$22.89	$22.99	$23.22	$22.21	$22.84	$22.98

Total Return(4)	1.54%	2.87%	8.79%	2.00%	5.20%	7.48%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$5,279,750	$4,264,846	$2,836,855	$1,559,737	$1,057,374	$688,597

Ratio of expenses to
average net assets(5)	0.76%	0.78%	0.80%	0.81%	0.76%	0.79%

Ratio of net investment income
to average net assets(5)	3.50%	3.64%	3.68%	4.19%	4.83%	5.14%

Portfolio turnover rate(4)	9.24%	41.75%	40.59%	37.99%	78.53%	45.58%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Period
	Ended	Ended	Ended
	February 28, 2021	August 31,	August 31,
	(Unaudited)	2020	2019(1)
Class A Shares

Net Asset Value, Beginning of Period	$22.99	$23.23	$22.13

Income from investment operations:
Net investment income(2)	0.37	0.76	0.58
Net realized and unrealized gain (loss) on investments(3)	(0.04)	(0.18)	1.08
Total from investment operations	0.33	0.58	1.66

Less distributions paid:
From net investment income	(0.43)	(0.82)	(0.57)
From net realized gain on investments	—	—	—
Total distributions paid	(0.43)	(0.82)	(0.57)

Paid-in capital from redemption fees (Note 2)	0.00	0.00 (4)	0.01

Net Asset Value, End of Period	$22.89	$22.99	$23.23

Total Return(5)(6)	1.42%	2.60%	7.67%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$31,459	$19,297	$7,549

Ratio of expenses to average net assets(7)	1.01%	1.03%	1.05%

Ratio of net investment income to average net assets(7)	3.23%	3.40%	3.80%

Portfolio turnover rate(6)(8)	9.24%	41.75%	40.59%

(1)	The Class A shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than 0.5 cent per share.
(5)	Based on net asset value, which does not reflect sales charge.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Period
	Ended	Ended	Ended
	February 28, 2021	August 31,	August 31,
	(Unaudited)	2020	2019(1)
Class C Shares

Net Asset Value, Beginning of Period	$22.92	$23.18	$22.13

Income (loss) from investment operations:
Net investment income(2)	0.28	0.59	0.46
Net realized and unrealized gain (loss) on investments(3)	(0.04)	(0.18)	1.09
Total from investment operations	0.24	0.41	1.55

Less distributions paid:
From net investment income	(0.34)	(0.67)	(0.50)
From net realized gain on investments	—	—	—
Total distributions paid	(0.34)	(0.67)	(0.50)

Paid-in capital from redemption fees (Note 2)	0.00	0.00 (4)	0.00 (4)

Net Asset Value, End of Period	$22.82	$22.92	$23.18

Total Return(5)	1.06%	1.83%	7.10%

Supplemental Data and Ratios:
Net assets at end of Period (000's)	$48,819	$31,184	$7,418

Ratio of expenses to average net assets(6)	1.76%	1.78%	1.80%

Ratio of net investment income to average net assets(6)	2.49%	2.66%	3.04%

Portfolio turnover rate(5)(7)	9.24%	41.75%	40.59%

(1)	The Class C shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than 0.5 cent per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2021	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Institutional Class Shares

Net Asset Value,
Beginning of Period	$25.52	$25.49	$23.79	$24.34	$24.87	$23.26

Income (loss) from
investment operations:
Net investment income(1)	0.25	0.54	0.72	0.67	0.62	0.57
Net realized and unrealized
gain (loss) on investments	(0.02)	0.22	1.69	(0.55)	(0.53)	1.59
Total from investment operations	0.23	0.76	2.41	0.12	0.09	2.16

Less distributions paid:
From net investment income	(0.33)	(0.66)	(0.71)	(0.67)	(0.61)	(0.55)
From net realized gain on investments	(0.04)	(0.07)	—	—	(0.01)	—
Total distributions paid	(0.37)	(0.73)	(0.71)	(0.67)	(0.62)	(0.55)

Paid-in capital from
redemption fees (Note 2)	0.00	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$25.38	$25.52	$25.49	$23.79	$24.34	$24.87

Total Return(3)	0.88%	3.07%	10.31%	0.46%	0.50%	9.43%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$680,500	$500,176	$307,384	$208,325	$172,201	$129,466

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(4)	0.49%	0.53%	0.57%	0.60%	0.66%	0.73%
After waiver, expense
reimbursements and recoupments(4)	0.53%	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(4)	2.03%	2.19%	2.94%	2.76%	2.50%	2.16%
After waiver, expense
reimbursements and recoupments(4)	1.99%	2.17%	2.96%	2.81%	2.61%	2.34%

Portfolio turnover rate(3)	9.94%	27.12%	35.29%	28.49%	42.53%	13.66%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2021	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Class A Shares

Net Asset Value,
Beginning of Period	$25.54	$25.51	$23.81	$24.36	$24.91	$23.30

Income (loss) from
investment operations:
Net investment income(1)	0.22	0.48	0.66	0.61	0.56	0.50
Net realized and unrealized
gain (loss) on investments	(0.02)	0.22	1.69	(0.55)	(0.53)	1.60
Total from investment operations	0.20	0.70	2.35	0.06	0.03	2.10

Less distributions paid:
From net investment income	(0.30)	(0.60)	(0.65)	(0.61)	(0.57)	(0.51)
From net realized gain on investments	(0.04)	(0.07)	—	—	(0.01)	—
Total distributions paid	(0.34)	(0.67)	(0.65)	(0.61)	(0.58)	(0.51)

Paid-in capital from
redemption fees (Note 2)	0.00	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.02

Net Asset Value, End of Period	$25.40	$25.54	$25.51	$23.81	$24.36	$24.91

Total Return(3)(4)	0.76%	2.83%	10.02%	0.25%	0.24%	9.20%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$55,401	$42,552	$22,141	$22,807	$25,495	$31,744

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(5)	0.74%	0.78%	0.82%	0.85%	0.80%	0.85%
After waiver, expense
reimbursements and recoupments(5)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(5)	1.78%	1.93%	2.69%	2.50%	2.34%	2.02%
After waiver, expense
reimbursements and recoupments(5)	1.72%	1.91%	2.71%	2.55%	2.34%	2.07%

Portfolio turnover rate(4)	9.94%	27.12%	35.29%	28.49%	42.53%	13.66%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Based on net asset value, which does not reflect sales charge.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
February 28, 2021(1)
(Unaudited)
Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.07
Net realized and unrealized gain on investments(3)	(0.08)
Total from investment operations	(0.01)

Less distributions paid:
From net investment income	(0.04)
From net realized gain on investments	—
Total distributions paid	(0.04)

Paid-in capital from redemption fees (Note 2)	0.00

Net Asset Value, End of Period	$9.95

Total Return(4)	-0.23%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$10,613

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	3.95%
After waiver and expense reimbursement(5)	0.99%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(5)	1.16%
After waiver and expense reimbursement(5)	4.12%

Portfolio turnover rate(4)	56.85%

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), and the Performance Trust Credit Fund (the “Credit Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Credit Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Strategic Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Strategic Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Credit Fund commenced investment operations on January 4, 2021. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2021 (Unaudited)

prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

»	Level 1: Quoted prices in active markets for identical securities.

»	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

»	Level 3: Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2021:

Performance Trust Strategic Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed
Securities	$—	$34,615,710	$—	$34,615,710
Collateralized
Loan
Obligations	—	484,043,720	—	484,043,720
Corporate
Bonds	—	357,983,634	—	357,983,634
Non –
Agency
Residential
Mortgage
Backed
Securities	—	781,550,658	—	781,550,658
Non –
Agency
Commercial
Mortgage
Backed
Securities	—	789,891,447	—	789,891,447
Agency
Commercial
Mortgage
Backed
Securities	—	366,079,519	—	366,079,519
Municipal
Bonds	—	2,250,125,837	—	2,250,125,837
Government
Security &
Agency
Issues	—	4,835,588	—	4,835,588
Total Fixed
Income:	—	5,069,126,113	—	5,069,126,113
Equity:
Closed-End
Mutual
Funds	6,389,916	—	—	6,389,916
Total Equity:	6,389,916	—	—	6,389,916
Short-Term
Investments	314,787,092	—	—	314,787,092
Total
Investments
in Securities	$321,177,008	$5,069,126,113	$—	$5,390,303,121

Performance Trust Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency
Commercial
Mortgage
Backed
Securities	$—	$7,435,690	$—	$7,435,690
Municipal
Bonds	—	691,346,258	—	691,346,258
Total Fixed
Income:	—	698,781,948	—	698,781,948
Short-Term
Investments	42,969,426	—	—	42,969,426
Total
Investments
in Securities	$42,969,426	$698,781,948	$—	$741,751,374

Performance Trust Credit Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Collateralized
Loan
Obligations	$—	$1,985,782	$—	$1,985,782
Corporate
Bonds	—	2,099,380	—	2,099,380
Non –
Agency
Residential
Mortgage
Backed
Securities	—	1,461,383	—	1,461,383
Non –
Agency
Commercial
Mortgage
Backed
Securities	—	1,004,945	—	1,004,945
Agency
Commercial
Mortgage
Backed
Securities	—	463,256	—	463,256
Municipal
Bonds	—	1,726,898	—	1,726,898
Total Fixed
Income:	—	8,741,644	—	8,741,644
Short-Term
Investments	1,573,189	—	—	1,573,189
Total
Investments
in Securities	$1,573,189	$8,741,644	$—	$10,314,833

The Funds did not hold any Level 3 securities during the six months ended February 28, 2021.

The Funds did not hold any financial derivative instruments during the six months ended February 28, 2021.

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2021 (Unaudited)

dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2021, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2021, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2018.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Strategic Bond Fund and the Municipal Bond Fund charged a 2.00% redemption fee on shares redeemed within sixty days of purchase through December 28, 2019. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Effective December 29, 2019, the Funds eliminated the redemption fees.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Funds and 0.75% of average daily net assets of the Class C shares of the Strategic Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Strategic Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums and interest only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3.	Federal Tax Matters

The tax character of distributions paid during the years ended August 31, 2020 and August 31, 2019 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2020	AUGUST 31, 2019
Ordinary Income	$133,781,747	$85,903,533
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—

PERFORMANCE TRUST MUNICIPAL BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2020	AUGUST 31, 2019
Ordinary Income	$1,467,792	$349,527
Tax-Exempt Income	7,749,897	7,466,601
Long-Term Capital Gain	2,490,218	—

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2021 (Unaudited)

As of August 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$4,298,247,570
Gross tax unrealized appreciation	$139,467,388
Gross tax unrealized depreciation	(87,180,417)
Net tax unrealized appreciation	52,286,971
Undistributed ordinary income	5,005,611
Undistributed long-term capital gain	—
Total distributable earnings	5,005,611
Other accumulated losses	(1,195,149)
Total accumulated gains	$56,097,433

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$534,238,664
Gross tax unrealized appreciation	$27,584,376
Gross tax unrealized depreciation	(2,040,006)
Net tax unrealized appreciation	25,544,370
Undistributed tax-exempt income	—
Undistributed long-term capital gain	126,583
Total distributable earnings	126,583
Other accumulated losses	—
Total accumulated gains	$25,670,953

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and non-REIT return of capital.

At August 31, 2020, the Strategic Bond Fund had short-term capital loss carryovers of $1,195,149. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Strategic Bond Fund realizes future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.  During the year ended August 31, 2020, short-term capital loss carryovers of $16,811,414 were utilized by the Strategic Bond Fund.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to equalization and book versus tax treatment of callable bonds and have no effect on net assets or NAV per share. For the year ended August 31, 2020, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Total distributable
earnings	$1,497,753	$1,486,053
Paid-in capital	$(1,497,753)	$(1,486,053)

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund, 0.40% for the Municipal Bond Fund, and 0.80% for the Credit Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund, Municipal Bond Fund, and Credit Fund, respectively.  The operating expense limitation agreement is in place at least through December 29, 2021 for the Strategic Bond Fund and Municipal Bond Fund and at least through December 31, 2023 for the Credit Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.  During the six months ended February 28, 2021, expenses of $106,082 for the Municipal Bond Fund – Institutional Class, and $13,974 for the Municipal Bond Fund – Class A were recouped by the Adviser.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
August 31, 2021	$—	$—	$—
August 31, 2022	$—	$—	$—
August 31, 2023	$—	$—	$—
February 28, 2024	$—	$955	$35,275

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Strategic Bond Fund and the Municipal Bond Fund, which authorize the Funds to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Strategic Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Strategic Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the six months ended February 28, 2021, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

		Shareholder
	12b-1 Fees	Servicing Fees
Strategic Bond Fund
Class A	$30,992	N/A
Class C	$142,695	$47,565
Municipal Bond Fund
Class A	$59,966	N/A

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2021 (Unaudited)

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the six months ended February 28, 2021, and owed as of February 28, 2021, are as follows:

Administration
and Accounting	Incurred		Owed
Strategic Bond Fund	$930,157		$488,887
Municipal Bond Fund	136,465		81,553
Credit Fund	6,411		6,411

Transfer Agency	Incurred		Owed
Strategic Bond Fund	$316,759	(1)	$158,939	(1)
Municipal Bond Fund	43,623		20,953
Credit Fund	8,909		8,909

(1) This amount does not include sub-transfer agency fees.

Custody	Incurred		Owed
Strategic Bond Fund	$105,929		$69,555
Municipal Bond Fund	12,910		8,572
Credit Fund	817		817

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2021, and owed as of February 28, 2021, are as follows:

	Incurred	Owed
Strategic Bond Fund	$6,157	$3,029
Municipal Bond Fund	6,154	3,033
Credit Fund	1,888	1,888

7.	Capital Share Transactions

Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND – INSTITUTIONAL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2021	AUGUST 31, 2020
Shares sold	66,135,903	113,345,172
Shares issued
to holders in
reinvestment
of distributions	3,460,016	5,056,706
Shares redeemed	(24,457,466)	(55,046,841)
Net increase	45,138,453	63,355,037

STRATEGIC BOND FUND – CLASS A
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2021	AUGUST 31, 2020
Shares sold	697,922	679,853
Shares issued
to holders in
reinvestment
of distributions	19,939	21,810
Shares redeemed	(182,960)	(187,271)
Net increase	534,901	514,392

STRATEGIC BOND FUND – CLASS C
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2021	AUGUST 31, 2020
Shares sold	874,606	1,198,075
Shares issued
to holders in
reinvestment
of distributions	24,275	25,044
Shares redeemed	(119,879)	(182,534)
Net increase	779,002	1,040,585

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2021	AUGUST 31, 2020
Shares sold	9,054,658	11,051,620
Shares issued
to holders in
reinvestment
of distributions	287,701	381,522
Shares redeemed	(2,127,680)	(3,896,268)
Net increase	7,214,679	7,536,874

MUNICIPAL BOND FUND – CLASS A
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2021	AUGUST 31, 2020
Shares sold	695,835	949,290
Shares issued
to holders in
reinvestment
of distributions	22,342	22,196
Shares redeemed	(202,797)	(173,609)
Net increase	515,380	797,877

CREDIT FUND – INSTITUTIONAL CLASS
		PERIOD ENDED
		FEBRUARY 28, 2021(1)
Shares sold		1,063,271
Shares issued
to holders in
reinvestment
of distributions		3,022
Shares redeemed		—
Net increase		1,066,293

(1) The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2021 (Unaudited)

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2021, are summarized below.

	STRATEGIC	MUNICIPAL	CREDIT(1)
	BOND FUND	BOND FUND	FUND
Purchases
U.S. Government	$96,752,484	$—	$3,701,597
Other	1,236,013,380	234,154,002	9,687,542
Sales
U.S. Government	$1,401,958	$—	$3,197,627
Other	423,945,940	60,365,485	1,370,974

(1) The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2021, Raymond James, and Morgan Stanley Smith Barney, LLC, for the benefit of its customers, held 36.90% and 36.26%, respectively, of the Strategic Bond Fund’s outstanding Class A shares. At February 28, 2021, Raymond James and Morgan Stanley Smith Barney, LLC, for the benefit of its customers, held 39.17% and 37.37%, respectively, of the Strategic Bond Fund’s outstanding Class C shares. At February 28, 2021, Charles Schwab & Company, Inc., for the benefit of its customers, held 26.64% of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 28, 2021, Charles Schwab & Company, Inc. for the benefit of its customers, held 65.28% of the Municipal Bond Fund’s outstanding Class A shares. At February 28, 2021, Byline Bank, for the benefit of its customers, held 74.81% of the Credit Fund’s outstanding Institutional Class shares.

10.	Line of Credit

At February 28, 2021, the Strategic Bond Fund, the Municipal Bond Fund, and the Credit Fund each had a line of credit which matures on August 7, 2021 with a maximum borrowing equal to the lesser of $250,000,000, $35,000,000 and $1,000,000, respectively, or 20%, 33.33%, and 20%, respectively, of the fair value of unencumbered assets of each Fund. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate (3.25% as of February 28, 2021). The Funds did not utilize their lines of credit during the six months ended February 28, 2021.

The Funds did not have any outstanding balances on the lines of credit at February 28, 2021.

11.	Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption.

As a result of the adoption of ASU 2017-08, as of September 1, 2019, the net unrealized appreciation on investments was increased and cost on investments was reduced by the amounts below. The adoption of ASU 2017-08 had no impact on beginning net assets, or any prior period information presented in the financial statements.

STRATEGIC BOND FUND: $1,532,603

MUNICIPAL BOND FUND: $1,635,657

12.	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in related public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending.  The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it wil be successful in doing so.

13.	Subsequent Events

On April 15, 2021, the Funds declared and paid distributions from ordinary income to shareholders of record as of April 14, 2021, as follows:

Ordinary
Income
Strategic Bond Fund
Institutional Class	$16,472,596
Class A	$90,056
Class C	$102,430

Municipal Bond Fund
Institutional Class	$1,540,258
Class A	$113,429

Credit Fund
Institutional Class	$47,971

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»  information we receive about you on applications or other forms;

»  information you give us orally; and

»  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

EXPENSE EXAMPLE
Period Ended February 28, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase payments (Class A shares only) and (2) ongoing costs, including management fees, distribution 12b-1 and service fees (Class A and Class C shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/20 – 2/28/21) for the Strategic Bond Fund and Municipal Bond Fund and 12/31/20 – 2/28/21 for the Credit Fund.

Actual Expenses
The first line of the following tables provides information about actual account values and actual expenses for each Fund.  If you purchase Class A shares of a Fund you will pay an initial sales charge of 2.25% when you invest. The tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $15.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2020 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2020	FEBRUARY 28, 2021	FEBRUARY 28, 2021*
Actual	$1,000.00	$1,015.40	$3.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.03	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2020 –
CLASS A	SEPTEMBER 1, 2020	FEBRUARY 28, 2021	FEBRUARY 28, 2021*
Actual	$1,000.00	$1,014.20	$5.05
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.78	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2020 –
CLASS C	SEPTEMBER 1, 2020	FEBRUARY 28, 2021	FEBRUARY 28, 2021*
Actual	$1,000.00	$1,010.60	$8.78
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

EXPENSE EXAMPLE (CONT.)
Period Ended February 28, 2021 (Unaudited)

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2020 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2020	FEBRUARY 28, 2021	FEBRUARY 28, 2021*
Actual	$1,000.00	$1,008.80	$2.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.17	$2.65

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2020 –
CLASS A	SEPTEMBER 1, 2020	FEBRUARY 28, 2021	FEBRUARY 28, 2021*
Actual	$1,000.00	$1,007.60	$3.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
CREDIT FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	DECEMBER 31, 2020 –
INSTITUTIONAL CLASS	DECEMBER 31, 2020	FEBRUARY 28, 2021	FEBRUARY 28, 2021*
Actual	$1,000.00	$ 997.70	$1.60
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,006.48	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 59/365 to reflect the period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on November 17, 2020 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Performance Trust Credit Fund (the “Fund”), a series of the Trust, and PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.

In reviewing the Advisory Agreement, the Board considered certain matters, including, but not limited to, the following:  (1) the nature, extent and quality of services that would be provided to the Fund by the Adviser; (2) the cost of services provided and profits realized by the Adviser from its management of the Fund; (3) the extent to which economies of scale would be realized as the Fund grows and whether the proposed management fees for the Fund reflect these economies of scale for the Fund’s benefit; and (4) other financial benefits to the Adviser resulting from services rendered to the Fund. Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time to be devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of G. Michael Plaiss, Anthony J. Harris, Jason D. Appleson and Lars Anderson, who will serve as the Fund’s portfolio managers, and other key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its commitment to the growth of Fund assets.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees noted that the Trust’s chief compliance officer concluded that the Adviser’s written compliance policies and procedures, as required by Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended, are reasonably designed to prevent violations of federal securities laws.  They noted that the Trust’s chief compliance officer further concluded that the Adviser’s compliance program appears to adequately address the major areas of risk associated with its current advisory business.  The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan in response to the novel coronavirus (COVID-19) pandemic and challenges to day-to-day operations in a predominately work-from-home environment.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees noted that the Fund had not yet commenced operations and, therefore, the performance of the Fund was not a relevant factor for consideration.  In assessing the portfolio management services to be provided by the Adviser, the Trustees considered the investment management experience of Messrs. Plaiss, Harris, Appleson and Anderson, who will serve as the Fund’s portfolio managers.  The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the Fund.

After considering all of the information, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s proposed management fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to a peer group of U.S. multi-sector bond funds in the Fund’s proposed Morningstar category as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONT.)
(Unaudited)

The Trustees noted that the Fund’s proposed contractual management fee of 0.80% was above its Morningstar Peer Group average of 0.59%.  The Trustees further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 0.99% of the Fund’s average daily net assets, which was above the Morningstar Peer Group average of 0.83%.

The Trustees also considered the overall profitability that may result from the Adviser’s management of the Fund and reviewed the Adviser’s financial information.  The Trustees also examined the level of profits that could be realized by the Adviser from the fees payable under the Advisory Agreement anticipated by the Adviser.

The Trustees concluded that the Fund’s estimated expenses and the proposed management fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser.  The Trustees further concluded, based on a pro forma profitability analysis prepared by the Adviser, that while the Fund would not be profitable to the Adviser in the short-term after accounting for marketing and distribution expenses, the Adviser had adequate financial resources to support its services to the Fund, despite the anticipated subsidization of the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s estimated expenses relative to its Morningstar Peer Group and discussed economies of scale.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS
The Trustees considered all of the foregoing factors.  In considering the approval of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the proposed Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

ADDITIONAL INFORMATION
(Unaudited)

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at www.sec.gov.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INDEPENDENT TRUSTEES
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Independent Trustees

Michael D.	Trustee	Indefinite Term;	21	Professor Emeritus,	Independent
Akers, Ph.D.		Since August 22,		Department of Accounting	Trustee, USA
615 E. Michigan St.		2001		(June 2019-present),	MUTUALS
Milwaukee, WI				Professor, Department of	(an open-end
53202				Accounting (2004-2019),	investment
Year of Birth: 1955				Chair, Department of	company)
				Accounting (2004-2017),	(2001-2021).
Marquette University.

Gary A. Drska	Trustee	Indefinite Term;	21	Pilot, Frontier/Midwest	Independent
615 E. Michigan St.		Since August 22,		Airlines, Inc. (airline company)	Trustee, USA
Milwaukee, WI		2001		(1986-present).	MUTUALS
53202					(an open-end
Year of Birth: 1956					investment
company)
(2001-2021).

Jonas B. Siegel	Trustee	Indefinite Term;	21	Retired (2011-present).	Independent
615 E. Michigan St.		Since October 23,			Trustee, Gottex
Milwaukee, WI		2009			Trust (an open-
53202					end investment
Year of Birth: 1943					company)
(2010-2016).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Interested Trustee and Officers

Joseph C.	Chairperson	Indefinite Term;	21	President (2017-present),	Trustee, Buffalo
Neuberger*	and Trustee	Since August 22,		Chief Operating Officer	Funds (an open-end
615 E. Michigan St.		2001		(2016-2020), Executive	investment
Milwaukee, WI				Vice President (1994-2017),	company) (2003-
53202				U.S. Bancorp Fund	2017); Trustee,
Year of Birth: 1962				Services, LLC.	USA MUTUALS
(an open-end
investment
company)
(2001-2018).

John P. Buckel	President	Indefinite Term;	N/A	Vice President,U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Since January 24,		Fund Services, LLC
Milwaukee, WI	Executive	2013		(2004-present).
53202	Officer
Year of Birth: 1957

Jennifer A. Lima	Vice	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Since January 24,		Fund Services, LLC
Milwaukee, WI	Treasurer	2013		(2002-present).
53202	and Principal
Year of Birth: 1974	Financial and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite Term;	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI	Officer, Vice	2017		Services, LLC
53202	President and			(February 2017-present);
Year of Birth: 1985	Anti-Money			Vice President and
	Laundering			Assistant CCO, Heartland
	Officer			Advisors, Inc. (December
2016-January 2017);
Vice President and CCO,
Heartland Group, Inc.
(May 2016-November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016-November 2016),
Assistant CCO and Senior
Legal Counsel (January
2016-April 2016),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Since July 22,		U.S. Bancorp Fund
Milwaukee, WI		2019		Services, LLC
53202				(2019-present); Partner,
Year of Birth: 1970				Practus, LLP (2018-2019);
Counsel, Drinker Biddle &
Reath (2016-2018).

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Officers

Kelly A. Burns	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since April 23,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2011-present).
Year of Birth: 1987

Melissa Aguinaga	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2010-present).
Year of Birth: 1987

Laura A. Carroll	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since August 20,		U.S. Bancorp Fund
Milwaukee, WI		2018		Services, LLC
53202				(2007-present).
Year of Birth: 1985

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

(This Page Intentionally Left Blank.)

Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAM.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

(b)	Not Applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date: 5/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date: 5/5/2021

By (Signature and Title)*   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date: 5/5/2021

* Print the name and title of each signing officer under his or her signature.